                          BARR ROSENBERG SERIES Trust

                                  JAPAN SERIES
                        U.S. SMALL CAPITALIZATION SERIES
                   INTERNATIONAL SMALL CAPITALIZATION SERIES

--------------------------------------------------------------------------------

                                                                     May 8, 1997

Fellow shareholders,

    On behalf of Barr Rosenberg Mutual Funds, I am delighted to send you the Annual Report for the year ended March 31, 1997.

    In September 1996, we launched the International Small Capitalization Fund. The goal of the Fund is to outperform its benchmark, the Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS), by investing primarily in equity securities of small companies which are domiciled outside the U.S. The Fund is designed for investors who need diversification to achieve a comprehensive equity strategy or who want exposure to the growth potential of the developed international markets. The same disciplined investment approach used for stock selection for the portfolios of the U.S. Small Capitalization Fund and the Japan Fund is applied to the international portfolio.

    Since August 1996, when we first offered the U.S. Small Capitalization Fund to the public, the Fund has found acceptance in new markets. Several plan sponsors have approved the Fund for investment by their 401(k) plan members. The Fund was recently invited to participate in the Oppenheimer Portfolio Advisory Service program (PAS), a mutual fund wrap program.

    The Funds are currently available through the following distribution channels:

       - Schwab's Institutional Marketplace-Registered Trademark-

       - Jack White & Company's Mutual Fund Network

       - National Investor Services Corp.'s NTF Program

       - DATALYNX-SM- /TRUSTLYNX-SM-

    We are actively pursuing relationships with various other distribution channels.

    At any time around the world, you have access to information about our Funds through the World Wide Web. Our web site (www.riem.com) includes information about the three Funds, including investment philosophy and strategy, fund management and shareholder benefits. You may also download a prospectus and the semi-annual or annual report. In June 1997, we will be adding performance and pricing information.

    If you would like more information, please call our toll free number (800) 447-3332.

    Thank you for your continued support.

                                          Sincerely,

                                                    [SIG]

                                          Richard L. Saalfeld
                                          President and Chief Executive Officer

BARR ROSENBERG SERIES TRUST

U.S. SMALL CAPITALIZATION SERIES
--------------------------------------------------------------------------------

    The Barr Rosenberg U.S. Small Capitalization Series posted strong relative gains from April 1996 through March 1997. During the market decline in smallcap stocks in general, the Fund performed exceptionally well, achieving a 19.53% total return on the Institutional Shares in the latest fiscal year compared to 5.12% for the benchmark Russell 2000.

    The Fund continues to outperform its benchmark on a three and five-year basis. Average annual total returns of the Institutional shares of the Fund were 22.10% vs. 12.71% for the Russell 2000 over the past three years and 20.26% vs. 12.79% over the past five years. Since inception in February 1989, the Fund's average annual return was 15.79% vs. 12.10% for the Russell 2000.

MARKET COMMENTARY

    The fiscal year ended March 31, 1997, featured a large selloff in both the large capitalization and smallcap markets. While the large caps declined almost 10% before recovering, some smallcap stocks fell twice as much and have recovered much more slowly.

    During March of this year, technology leaders announced disappointing earnings growth and were swiftly punished. The smaller technology stocks took the brunt of the punishment. For example, the Morgan Stanley High Tech Index lost 17% of its value in about two weeks. Some small stocks are now trading at less than 50% of their highs.

    This market movement devastated many well-known "aggressive growth" mutual funds. While we believe these funds took big technology bets to swing for the home run, we were content to hit lots of singles, doubles and triples. While we pick undervalued stocks, we do not make industry bets, and we try to keep the risk profile of our portfolio similar to the profile of our benchmark.

    Some of our individual stock picks that stood out include:

    - Trans World Entertainment (TWMC); operators of music and video stores (12 month return of 246%).

    - Inacom Corp (INAC); markets and distributes information-technology products and services (12 month return of 32%).

    - Coachman Industries (COA); manufactures recreational vehicles (12 month return of 45%).

    - MicroAge Inc (MICA); distributes information-technology products (12 month return of 30%).

    - Stanley Furniture (STLY); manufactures wood furniture (12 month return of 81%).

STOCK SELECTION PROCESS

    We consider ourselves "bargain shoppers" of smallcap stocks. Using various models designed by Barr Rosenberg, we are able to find undervalued stocks and place them in a risk-adjusted portfolio that we expect will outperform our chosen benchmark, the Russell 2000 Index.

    Our process uses three models for stock selection and one for risk management. The first and most important model is the Appraisal Model. This model computes a fair value for each of the 5,000 stocks in our small stock universe by looking at each business line and relating it to other similar companies. Next, our Earnings Change Model predicts earnings for the coming year based on past profitability, current operations and earnings forecasts. Finally, our Investor Sentiment Model measures the short-

BARR ROSENBERG SERIES TRUST

--------------------------------------------------------------------------------
term enthusiasm for individual companies, using brokers' recommendations and analysts' estimates. The output from these three models is combined to form a prediction of each stock's one-year return. The portfolio is optimized using our Risk Model to determine the right mix of stocks with the highest expected return at the lowest risk possible.

OUTLOOK

    We are very pleased with our long-term record of performance and strive to continue the legacy. We remain optimistic about the long-term prospects of small stock investing. We believe our systematic and disciplined approach provides investors with an opportunity to diversify their portfolios.

BARR ROSENBERG SERIES TRUST

U.S. SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS -- MARCH 31, 1997
--------------------------------------------------------------------------------

  Shares                                                          Market
----------                                                         Value
                                                                -----------
            COMMON STOCKS--91.8%
            AEROSPACE/DEFENSE--0.5%
     8,250  Cubic Corp........................................  $   198,000
     1,800  Diagnostic/Retrieval Systems*.....................       19,125
     1,400  Esterline Technology Corp.*.......................       37,800
     3,600  Heico Corp........................................       83,700
     3,400  Herley Industries Inc.*...........................       30,600
     3,600  Lowrance Electronics Inc.*........................       32,850
                                                                -----------
                                                                    402,075
                                                                -----------
            AIRLINES--0.2%
    10,700  Petroleum Helicopter Inc..........................      184,575
                                                                -----------
            AUTOMOBILES--0.9%
    11,200  Borg-Warner Automotive, Inc.......................      477,400
    10,900  Mascotech Inc.....................................      223,450
     2,000  Stant Corp........................................       29,250
                                                                -----------
                                                                    730,100
                                                                -----------
            BANKING--7.7%
        25  1st Source Corp...................................          575
       600  Abington Bancorp Inc..............................       12,600
     5,800  Alabama National Bancorp..........................      104,400
     1,800  American Bancorp Ohio.............................       54,000
     4,500  Anchor Bancorp Wisconsin, Inc.....................      199,125
     5,800  Arrow Financial Corp..............................      141,375
     2,500  Associated Banc-Corp..............................       91,875
     1,900  BancorpSouth, Inc.................................       52,013
     2,200  Banknorth Group Inc...............................       89,100
     3,600  BNH Bancshares*...................................       44,100
     5,200  BOK Financial Corp.*..............................      153,400
     1,700  Broad National Bancorp............................       26,988
       300  BSB Bancorp Inc...................................        9,113
     3,900  Cape Cod Bank & Trust Co..........................      105,300
     1,970  Capitol Bancorp Ltd...............................       30,535
       800  Cardinal Bankshares, Inc..........................       37,400
     2,900  CB Bancshares, Inc................................      102,950
     1,400  Center Banks Inc.*................................       26,775
     5,500  Commercial Bank of New York.......................       89,375
    19,700  Commercial Federal Corporation....................      664,875
     1,200  Comstock Bank*....................................       15,000
     3,100  Corus Bankshares Inc..............................      103,075
       300  CPB Inc...........................................       10,013
     5,800  CVB Financial Corp................................      108,025
       800  Deposit Guaranty Corp.*...........................       24,000
     3,700  First Citizens Banc...............................      316,350
       300  First Citizens Corp...............................        7,725
     6,700  First Hawaiian Inc................................      208,538
  Shares                                                          Market
----------                                                         Value
                                                                -----------
            COMMON STOCKS (CONTINUED)
            BANKING (CONTINUED)
     2,000  First Mutual Savings Bank of Bellevue.............  $    38,750
     8,000  FNB Corp..........................................      196,000
     4,400  FNB Rochester Corp................................       57,475
     3,630  Foothill Independent Bancorp.*....................       50,820
     6,200  GBC Bancorp of California.........................      203,050
     2,232  Grand Premier Financial Inc.......................       23,994
     2,300  Granite State Bankshares Inc......................       59,225
     1,200  Home Port Bancorp Inc.............................       20,550
     2,100  Horizon Bancorp Inc...............................       50,400
     3,689  Imperial Bancorp*.................................       88,075
     3,600  Keystone Heritage Group, Inc......................       95,850
     1,400  Lakeview Financial Corp...........................       43,400
    10,400  Mainstreet Bankgroup Inc..........................      209,300
     3,000  Massbank Corp.....................................      123,000
     1,000  Midconn Bank......................................       23,750
     3,400  National Bank of Alaska...........................      251,600
     2,000  New Milford Bank..................................       24,000
     6,600  Newmil Bancorp, Inc...............................       62,700
     7,858  North Fork Bancorp................................      283,870
     1,102  Northrim Bank of Alaska...........................        9,643
     1,500  One Valley Bancorp................................       53,813
     2,100  Pacific Crest Capital Inc.*.......................       27,300
       100  Peoples Bank Corp Indianapolis....................        4,350
     3,100  Peoples Bank......................................      100,750
    16,800  Peoples Heritage Financial Group..................      516,600
     1,500  Progressive Bank Inc..............................       37,875
       800  Royal Bancshares of Pennsylvania--
              Class A.........................................       11,200
     2,000  Security Capital Corporation......................      172,000
     2,900  Southwest Bancorp.................................       58,725
     6,100  Sterling Bancorp..................................       91,500
     3,800  Student Loan Corp.................................      138,225
     2,800  Suffolk Bancorp...................................      117,600
       400  Sumitomo Bank of California.......................       11,200
       600  UMB Financial Corp................................       23,700
    13,200  UST Corp..........................................      265,650
     4,000  Vista Bancorp Inc.................................       54,000
     3,900  Warren Bancorp Inc................................       63,375
     4,300  WFS Financial Inc.*...............................       48,372
                                                                -----------
                                                                  6,540,287
                                                                -----------
            BEVERAGES--0.1%
     6,500  Todhunter International Inc.*.....................       44,688
                                                                -----------
            CHEMICALS--0.3%
     8,600  Bairnco Corp......................................       60,200

BARR ROSENBERG SERIES TRUST

U.S. SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 1997
--------------------------------------------------------------------------------

  Shares                                                          Market
----------                                                         Value
                                                                -----------
            COMMON STOCKS (CONTINUED)
            CHEMICALS (CONTINUED)
     3,300  Fuller (H.B.) Company.............................  $   160,875
       400  MacDermid Inc.....................................       13,900
                                                                -----------
                                                                    234,975
                                                                -----------
            CONSTRUCTION MATERIALS--1.5%
     3,400  Ameron Inc........................................      169,575
     1,800  Angeles Mortgage Investment Trust-- Class A.......       25,200
     5,125  Donnelly Corp.....................................       82,641
     5,300  Florida Rock Industries...........................      173,575
    12,400  Libbey Inc........................................      387,500
    11,700  Southdown Inc.....................................      400,725
       100  United States Lime & Minerals, Inc................          638
                                                                -----------
                                                                  1,239,854
                                                                -----------
            CONTAINERS--0.0%
       200  Scope Industries Inc..............................       10,000
                                                                -----------
            COMMERCIAL SERVICES--6.8%
    15,200  ABM Industries Inc,...............................      285,000
       500  Advent Software Inc.*.............................       11,000
     2,300  Analysis & Technology Inc.........................       32,775
     6,800  ASA International Ltd*............................        7,650
    19,700  Aspen Technology Inc.*............................      536,825
     4,400  Baker (Michael) Corp*.............................       32,450
     4,100  Berlitz International Inc.*.......................       91,738
        37  Boole & Babbage Inc.*.............................          879
     8,800  CACI International Inc.--Class A*.................      143,000
     8,600  CDI Corp*.........................................      319,275
     6,200  Chemed Corp.......................................      223,975
     2,500  Comnet Corp*......................................       21,250
     9,400  ComputerData Systems Inc..........................      283,175
     5,200  Duff & Phelps Credit Rating Company...............      135,850
    11,800  Emcon, Inc.*......................................       37,613
     4,000  Failure Group Inc.*...............................       18,500
     7,350  FDP Corp..........................................       49,613
     7,900  General Automation, Inc.*.........................       15,306
     2,500  Group 1 Software Inc.*............................       16,875
     2,000  GSE Systems Inc.*.................................       12,250
     5,200  GT Interactive Software Corp.*....................       37,050
     5,300  Healthcare Services Group, Inc.*..................       56,975
    22,600  Intergraph Corp*..................................      175,150
       360  LCS Industries....................................        5,130
     2,000  Liberty Technologies, Inc.*.......................        5,750
       100  MacNeal-Schwendler Corp...........................          950
     1,800  Market Facts Inc..................................       36,900
  Shares                                                          Market
----------                                                         Value
                                                                -----------
            COMMON STOCKS (CONTINUED)
            COMMERCIAL SERVICES (CONTINUED)
     6,600  Medquist Inc.*....................................  $   145,200
    18,300  Mentor Graphics Corp*.............................      153,263
    20,300  National Data Corp................................      718,113
     2,500  Norrell Corp......................................       61,563
     4,700  FCA International Ltd.............................       78,725
     5,200  Pharmaceutical Marketing*.........................       50,700
     9,900  Physician Computer Network, Inc.*.................       70,538
     5,900  Pinkertons Inc.*..................................      151,925
    23,900  Platinum Technology Inc.*.........................      283,813
    13,500  Policy Management Systems Corp*...................      588,938
    28,300  Santa Cruz Operation Inc.*........................      176,875
     4,900  Service Technology Inc.*..........................       26,644
     7,500  Shared Technologies Fairchild Inc.*...............       45,938
     3,100  SofTech Inc.......................................        8,138
     4,000  Structural Dynamics Research Corporation*.........       83,000
     5,300  Symix Systems Inc.*...............................       53,663
       400  Tripos Inc.*......................................        6,100
     5,300  Union Corp*.......................................      113,950
    10,200  URS Corp*.........................................      102,000
     5,400  Volt Information Sciences, Inc.*..................      256,500
                                                                -----------
                                                                  5,768,490
                                                                -----------
            COSMETICS--0.2%
     4,600  Beauticontrol Cosmetics Inc.......................       44,850
     6,488  Del Laboratories Inc..............................      134,626
       300  NCH Corp..........................................       17,738
                                                                -----------
                                                                    197,214
                                                                -----------
            DRUGS--0.5%
     6,700  BioWhittaker Inc.*................................       57,788
     2,900  Chattem Inc.*.....................................       27,550
     8,900  Gamma Biologicals Inc.............................       32,263
     7,700  Life Technologies Inc.............................      202,125
     5,200  New Brunswick Scientific, Inc.*...................       35,100
     2,100  Nutramax Products, Inc.*..........................       25,200
     1,000  PDK Labs Inc.*....................................        6,500
                                                                -----------
                                                                    386,526
                                                                -----------
            DURABLE GOODS--0.6%
       800  Coachmen Industries Inc...........................       15,100
     4,900  Harman International Industries, Inc..............      164,150
     3,800  Koss Corp*........................................       38,000
     2,000  Polk Audio Inc.*..................................       19,000
     4,465  Rexhall Industries Inc.*..........................       27,906
     5,500  Thor Industries Inc...............................      128,563

BARR ROSENBERG SERIES TRUST

U.S. SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 1997
--------------------------------------------------------------------------------

  Shares                                                          Market
----------                                                         Value
                                                                -----------
            COMMON STOCKS (CONTINUED)
            DURABLE GOODS (CONTINUED)
    12,800  Winnebago Industries, Inc.........................  $    88,000
                                                                -----------
                                                                    480,719
                                                                -----------
            ELECTRONICS--8.2%
     8,000  Adage Inc.*.......................................       28,000
    12,900  Advanced Technology Labs Inc.*....................      382,163
    12,100  Aeroflex Inc.*....................................       42,350
     3,100  American Technical Ceramics Corp.*................       25,963
     6,700  ANTEC Corp*.......................................       52,763
    21,300  Applied Magnetics Corp.*..........................      601,725
       800  Applied Signal Technology, Inc.*..................        3,600
     1,300  Badger Meter Inc..................................       60,450
    21,300  Ballard Medical Products..........................      444,638
     5,400  Berg Electronics Corp.*...........................      153,900
     2,000  BioLogic Systems Corp*............................        6,250
     2,400  Bio Rad Laboratories Inc.--Class A*...............       61,200
    10,100  CMC Industries Inc.*..............................       93,425
     6,300  Cobra Electronics Corp.*..........................       18,113
       900  CTS Corp..........................................       45,900
    26,900  Dallas Semiconductor Corp.........................      712,850
     2,900  Dynamics Corporation of America...................      110,563
     1,000  Espey Manufacturing & Electronics Corp............       17,875
     6,600  ESS Technology, Inc.*.............................      160,050
     7,700  Fluke Corp........................................      341,688
     4,900  Frequency Electronics Inc.*.......................       53,900
     2,900  Giga-Tronics Inc.*................................       24,650
       300  Gilbert Associates, Inc.*.........................        5,100
     1,800  Hadco Corp.*......................................       69,750
     2,400  Haemonetics Corp*.................................       42,600
     6,300  Harmon Industries Inc.............................      107,494
     1,800  HEI Inc.*.........................................       15,300
     6,600  Hurco Companies Inc.*.............................       32,175
     2,400  Hutchinson Technology, Inc.*......................       68,400
     4,200  IEC Electronics Corp*.............................       33,600
       100  IFR Systems Inc.*.................................        1,500
       600  Instron Corp......................................        7,275
     3,200  K-Tron International, Inc.........................       33,200
     4,100  Kewaunee Scientific Corp..........................       25,113
    11,200  Marquette Medical Systems--Class A*...............      225,400
     3,000  Medstone International Inc.*......................       25,125
     3,200  Meridian Medical Technology, Inc.*................       20,400
       300  Methode Electronics, Inc.--Class A................        4,200
     5,700  MFRI Inc.*........................................       43,819
     2,300  Mine Safety Appliances Co.........................      146,050
       100  Moore Products Co.*...............................        2,125
  Shares                                                          Market
----------                                                         Value
                                                                -----------
            COMMON STOCKS (CONTINUED)
            ELECTRONICS (CONTINUED)
     5,600  Movado Group Inc..................................  $   137,200
     9,300  MTS Systems Corp..................................      204,600
     9,300  Napco Security Systems Inc.*......................       47,663
       900  Natural Microsystems Corp.*.......................       17,888
     4,800  Newport Corp......................................       43,200
    13,600  Norstan Inc.*.....................................      210,800
       800  Optical Coating Laboratory Inc....................        7,900
     1,700  Plantronics Inc*..................................       73,100
    10,000  Programming & Systems Inc.*(a)....................           --
     2,500  Quixote Corp......................................       22,500
    10,000  Read-Rite Corp*...................................      252,500
     5,600  Reliability Inc.*.................................       46,900
     3,900  ReSound Corporation*..............................       25,350
     5,500  Scherer Healthcare Inc.*..........................       12,375
    25,700  Sierra Semiconductor Corp.*.......................      414,413
     7,900  Siliconix Inc*....................................      193,550
     1,900  Sola International Inc.*..........................       43,937
     8,800  Spacelabs Inc.*...................................      177,100
     1,900  Span-America Medical Systems Inc..................        8,550
     3,300  TCI International Inc.*...........................       23,306
     6,300  Teleflex Inc......................................      333,113
     4,500  Video Display Corp*...............................       18,000
     9,300  Waters Corp.......................................      248,775
                                                                -----------
                                                                  6,913,362
                                                                -----------
            ENTERTAINMENT--3.1%
     2,200  Amerco*...........................................       56,100
     9,100  Bertucci's Inc.*..................................       53,463
    34,200  Bob Evans Farms, Inc..............................      470,250
       300  Buffton Corp*.....................................          806
     4,600  Carmike Cinemas Inc.--Class A*....................      131,675
    10,700  Chart House Enterprises Inc.*.....................       57,513
     1,331  Consolidated Products Inc.*.......................       20,797
     2,000  Cruise America Inc.*..............................        9,000
     1,500  Elxsi Corp*.......................................       10,125
       294  Frisch's Restaurants Inc..........................        4,336
       700  Garden Fresh Resturant Corp*......................        8,138
     2,200  GC Companies Inc.*................................       86,350
     8,100  Krystal Co.*......................................       40,500
    15,900  Luby's Cafeterias Inc.............................      296,138
     1,500  Marcus Corp.......................................       32,812
     1,300  Max & Erma's Resturants, Inc.*....................        7,313
     6,600  Morton's Restaurant Group Inc.*...................      111,375
    23,800  NPC International Inc.*...........................      252,875
     7,800  O'Charleys Inc.*..................................      100,425

BARR ROSENBERG SERIES TRUST

U.S. SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 1997
--------------------------------------------------------------------------------

  Shares                                                          Market
----------                                                         Value
                                                                -----------
            COMMON STOCKS (CONTINUED)
            ENTERTAINMENT (CONTINUED)
    14,000  Picadilly Cafeteria Inc...........................  $   126,000
     4,500  Reading Entertainment, Inc.*......................       48,938
     1,200  Red Roof Inns, Inc.*..............................       18,900
     1,600  Ruby Tuesday Inc.*................................       27,800
    15,700  Ryan's Family Steak Houses Inc.*..................      122,656
    10,100  Sbarro Inc........................................      285,325
     2,200  Sonesta International Hotels Corp.................       21,588
     6,400  Spaghetti Warehouse Inc.*.........................       32,800
     7,500  Team Rental Group*................................      157,500
                                                                -----------
                                                                  2,591,498
                                                                -----------
            FINANCIAL SERVICES--3.2%
     6,400  Allied Capital Corp...............................       99,200
       400  American Financial Enterprises, Inc...............       14,500
     7,700  Atlanta Sosnoff Capital Corp......................       66,413
     7,950  Charles JW Financial Services Inc.*...............       61,613
     8,000  CORT Business Services Corporation*...............      183,000
     3,800  Eaton Vance Corp..................................      168,150
    14,812  Electro Rent......................................      359,191
     4,100  First of Michigan Capital Corporation*............       36,388
       800  Inacom Corp*......................................       18,200
     3,000  Interra Financial Inc.............................      104,250
     8,300  Jefferies Group Inc...............................      341,338
       500  Kinnard Investments Inc,.*........................        2,594
     2,000  McGrath Rentcorp..................................       59,750
     2,835  North County Bancorp..............................       58,118
     5,200  Penn-Virginia Corp................................      230,100
     4,200  PS Group Inc......................................       58,800
     2,900  Quick & Reilly....................................       60,175
    15,100  Raymond James Financial Inc.......................      477,538
     1,400  Resource America Inc.--Class A....................       33,775
     2,800  Simmons First National Corp.......................       76,650
     8,300  Southwest Securities Group Inc....................      126,575
     2,400  Value Line Inc....................................       79,200
                                                                -----------
                                                                  2,715,518
                                                                -----------
            FOOD--2.9%
     4,800  Darling International, Inc........................      124,800
    37,300  Dean Foods Co.....................................    1,291,513
    14,500  Golden Poultry Inc................................      184,875
     3,100  Lance Inc.........................................       55,800
     3,000  Orange-co., Inc...................................       23,250
    18,000  Smithfield Foods Inc.*............................      760,500
                                                                -----------
                                                                  2,440,738
                                                                -----------
  Shares                                                          Market
----------                                                         Value
                                                                -----------
            COMMON STOCKS (CONTINUED)
            FOREST PRODUCTS & PAPER--1.0%
     3,400  Greif Brothers. Co................................  $    92,650
     3,400  Holopak Technologies Inc.*........................        8,500
     7,100  Mosinee Paper Corp................................      243,175
    16,700  Rock-Tenn Co......................................      277,638
     8,600  Tranzonic Companies--Class A*.....................      145,125
     5,100  Universal Forest Products.........................       62,475
                                                                -----------
                                                                    829,563
                                                                -----------
            HEALTH--3.8%
     7,200  Apogee Inc.*......................................       26,100
       100  Caretenders Healthcorp*...........................          563
     1,563  EZ EM Inc.*.......................................       13,672
     5,172  Healthsouth Corp*.................................       98,915
    36,300  Horizon Healthcare*...............................      562,650
     1,000  In Home Health Inc.*..............................        1,625
    19,300  Integrated Health Services, Inc...................      564,525
     9,100  Living Centers of America Inc.*...................      313,950
     5,406  National Home Health Care Corp*...................       29,057
     1,700  Novacare Inc.*....................................       20,613
    10,100  Option Care Inc.*.................................       56,813
     2,700  Physicians Resource Group Inc.*...................       35,775
     6,300  Sheridan Healthcare*..............................       59,063
    21,200  Staff Builders Inc.*..............................       49,688
     9,500  Summit Care Corp*.................................      127,063
    38,400  Sun Healthcare Group*.............................      552,000
    21,000  Universal Health Services Inc.-- Class B*.........      690,375
     8,400  U.S. Homecare Corp*...............................       10,500
                                                                -----------
                                                                  3,212,947
                                                                -----------
            HOMEBUILDERS--2.2%
     3,300  Beazer Homes USA Inc.*............................       48,675
    13,700  Borror Corp*......................................       65,931
       500  C.H. Heist Corp*..................................        3,500
     3,700  Capital Pacific Holdings Inc.*....................        8,556
    30,200  Champion Enterprises Inc.*........................      449,225
     9,700  Granite Construction Inc.*........................      200,063
     1,000  Instituform East Inc..............................        2,875
     1,400  Layne Christensen Company*........................       22,400
    24,200  Lennar Corp.......................................      592,900
     4,900  Liberty Homes Inc.................................       49,000
     4,699  MYR Group Inc.....................................       56,975
     1,800  Perini Corp*......................................       12,600
     3,600  Pitt-Des Moines Inc...............................      105,300
     4,680  Schult Homes Corp.................................       78,975
     6,800  Skyline Corp......................................      148,750

BARR ROSENBERG SERIES TRUST

U.S. SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 1997
--------------------------------------------------------------------------------

  Shares                                                          Market
----------                                                         Value
                                                                -----------
            COMMON STOCKS (CONTINUED)
            HOMEBUILDERS (CONTINUED)
     6,400  Utilx Corporation*................................  $    28,000
                                                                -----------
                                                                  1,873,725
                                                                -----------
            HOUSEHOLD PRODUCTS--3.6%
    19,800  Carlisle Companies, Inc...........................      579,150
     3,100  Carter Wallace Inc................................       42,238
     3,400  Cherry Corp*......................................       45,900
       200  Congoleum Corp--Class A*..........................        2,400
     1,000  Continental Can Company Inc.*.....................       15,750
     5,700  Escalade Inc.*....................................       59,583
     8,300  Fireboard Corp*...................................      287,388
    12,600  Genlyte Group Inc.*...............................      137,025
    17,400  Kimball International Inc.........................      661,200
     1,500  Kinetic Concepts Inc..............................       21,375
       400  La-Z-Boy Inc......................................       13,700
     3,333  Nexus Corp*.......................................           --
       900  Oneida Ltd........................................       17,775
     1,200  Plasti-Line Inc...................................       10,200
     3,700  Pubco Corp*.......................................       28,675
     5,500  Riddell Sports Inc.*..............................       22,688
     4,500  Stanley Furniture Co*.............................       87,750
     5,800  TAB Products Co...................................       58,725
     1,000  Thermal Industries Inc.*..........................       15,625
     3,800  Thomas Industries Inc.............................       89,300
     1,700  Trans-Lux Corp....................................       20,825
     9,350  Tredegar Industries Inc...........................      377,506
     8,272  Virco Manufacturing Corp..........................      133,386
    13,000  Wynn's International Inc..........................      300,625
                                                                -----------
                                                                  3,028,789
                                                                -----------
            INSURANCE--5.4%
     9,400  Acceptance Insurance Co.*.........................      175,075
     7,800  American Annuity Group Inc........................      121,875
     3,000  Amerin Corp*......................................       60,375
    10,000  Amvestors Financial Corp..........................      150,000
     3,900  Capital Re Corp...................................      166,238
     3,000  Donegal Group Inc.................................       69,750
     9,800  EMC Insurance Group Inc...........................      115,150
     7,100  Enhance Financial Services Group Inc..............      280,450
    24,900  Financial Security Assurance Holdings, Ltd........      824,813
     8,700  First American Financial Corp.....................      324,075
     7,800  Home Beneficial Corp Class B......................      297,375
     2,100  Kansas City Life Insurance Co.....................      142,275
    11,100  Lawyers Title Corp................................      216,450
     3,300  Liberty Corp......................................      138,600
  Shares                                                          Market
----------                                                         Value
                                                                -----------
            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
     9,000  Liberty Financial Companies, Inc..................  $   364,500
       900  MCM Corp..........................................        3,488
     2,300  National Western Life Insurance--
              Class A*........................................      189,750
     3,172  PXRE Corp.........................................       81,283
       800  Reliable Life Insurance Co.--Class A..............       57,600
    27,600  Reliance Group Holdings, Inc......................      289,800
     8,000  Stewart Information Services Corp.................      165,000
     4,300  Washington National Corp..........................      119,863
     1,000  Westbridge Capital Corp.*.........................       10,125
     1,500  Willis Corroon Group Plc - SP ADR (b).............       18,188
     4,900  Zurich Reinsurance Centre Holdings, Inc...........      188,038
                                                                -----------
                                                                  4,570,136
                                                                -----------

            MACHINERY--8.6%
     1,500  Allied Products...................................       42,188
     4,700  Amistar Corp*.....................................       19,975
     8,900  Ampco Pittsburgh Corp.............................      107,913
     2,500  Astrotech International Corp*.....................       15,469
       700  Ball Corp.........................................       18,550
     3,400  Barnes Group Inc..................................      244,375
     4,700  Butler Manufacturing Co...........................      166,850
    10,300  Camco International Inc...........................      453,200
     3,200  Cincinnati Milacron Inc...........................       60,000
       300  Continental Materials Corp.*......................        6,075
     6,000  Core Industries Inc...............................       87,000
    16,000  Culligan Water Technologies*......................      626,000
     3,700  Curtiss-Wright Corp...............................      197,950
     4,000  Detroit Deisel Corp*..............................       65,500
     2,300  Devlieg-Bullard Inc*..............................        6,756
     7,800  Drew Industries Inc.*.............................       84,825
     8,100  Energy Ventures Inc.*.............................      499,163
     1,200  Federal Screw Works...............................       45,300
     4,800  Franklin Electric Co. Inc.........................      213,600
     3,400  Gehl Co.*.........................................       36,125
     1,600  Gencor Industries Inc.............................       24,200
     2,500  General Magnaplate Corp...........................       15,313
     8,900  Graco Inc.........................................      255,875
    32,500  Griffon Corp*.....................................      390,000
     2,600  Hardinge Inc......................................       67,600
     1,050  Hein-Werner Corp*.................................        6,694
     5,200  JLG Industries Inc................................      102,050
    20,200  Lincoln Electric Co...............................      737,300
     8,200  Lufkin Industries Inc.............................      176,300
     6,700  Mestek Inc.*......................................      108,875

BARR ROSENBERG SERIES TRUST

U.S. SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 1997
--------------------------------------------------------------------------------

  Shares                                                          Market
----------                                                         Value
                                                                -----------
            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
    16,300  Moog Inc.*........................................  $   381,013
     8,700  Motivepower Industries Inc.*......................       94,613
       900  Mueller (Paul) Co.................................       33,075
       100  Nacco Industries Inc..............................        4,925
     9,200  Nortek Inc.*......................................      180,550
     2,100  Oilgear Co........................................       33,075
     4,400  Portec Inc........................................       43,450
     9,900  Powell Industries Inc.*...........................      131,175
    12,100  Premark International Inc.........................      240,488
     2,600  Quipp Inc.*.......................................       24,375
     1,900  Research Inc......................................       10,925
    11,700  RPC Inc.*.........................................      168,188
     2,900  Selas Corp of America.............................       46,400
     5,200  Shiloh Industries Inc.*...........................       74,100
     9,100  SPX Corp*.........................................      412,913
       400  Starrett LS Co....................................       11,450
     4,300  Varco International Inc.*.........................      107,500
    17,500  Watts Industries Inc.--Class A....................      406,875
                                                                -----------
                                                                  7,286,111
                                                                -----------
            MANUFACTURING--0.0%
     2,500  McRae Industries--Class A.........................       20,938
                                                                -----------
            METALS--3.1%
    12,600  ACX Technologies Inc.*............................      242,550
     3,600  Belden Inc........................................      128,250
     2,200  Birmingham Steel Corp.............................       38,500
     4,800  Brush Wellman Inc.................................       87,000
     1,200  Chaparral Steel Co................................       14,700
     8,200  Chase Brass Industries Inc.*......................      166,050
     9,600  Cleveland-Cliffs Inc..............................      405,600
     1,400  Foster (L.B.) Corp.*..............................        5,775
    12,100  Handy & Harman....................................      181,500
     6,900  Lindberg Corp.....................................       62,100
    18,600  Mueller Industries Inc.*..........................      727,725
     5,500  Roanoke Electric Steel Corp.......................       81,125
    17,500  Texas Industries..................................      481,250
                                                                -----------
                                                                  2,622,125
                                                                -----------
            MULTIMEDIA--4.5%
    27,700  American Media Inc.--Class A*.....................      162,738
    15,100  Bowne & Co........................................      409,588
     1,900  Catalina Marketing Corp*..........................       77,188
     3,900  Courier Corp......................................       66,788
       100  Devon Group Inc.*.................................        2,950
    11,700  Graphic Industries................................      134,550
  Shares                                                          Market
----------                                                         Value
                                                                -----------
            COMMON STOCKS (CONTINUED)
            MULTIMEDIA (CONTINUED)
       800  Grey Advertising..................................  $   215,200
    28,100  Harland (John H.) Co..............................      667,375
    12,200  Harte Hanks Communications........................      355,325
     5,400  Houghton Mifflin Co...............................      291,600
     5,100  K-Tel International Inc.*.........................       40,800
     9,600  Media General Inc.................................      272,400
     2,100  Playboy Enterprises Inc.*.........................       30,713
     3,600  Plenum Publishing Corp............................      126,900
     5,200  Pulitzer Publishing Co............................      224,900
     3,800  Scholastic Corp.*.................................      107,350
     9,500  Standard Register Co..............................      311,125
       300  United Television, Inc............................       26,288
    12,100  World Color Press Inc.*...........................      246,538
                                                                -----------
                                                                  3,770,316
                                                                -----------
            OFFICE EQUIPMENT--2.0%
    29,700  Baldwin Technology Company, Inc.*.................       92,813
    17,600  BancTec Inc.*.....................................      448,800
     4,200  Dataram Corp*.....................................       38,325
     4,900  General Binding Corp..............................      148,225
    10,700  Genicom Corp*.....................................       46,813
    12,200  Gradco Systems*...................................       38,888
    13,500  Par Technology*...................................      136,688
     5,800  Scan Optics Inc.*.................................       35,525
    22,800  Stratus Computer Inc..............................      706,800
     2,800  Tridex Corp*......................................       42,000
                                                                -----------
                                                                  1,734,877
                                                                -----------
            OIL--3.0%
     5,500  Aquila Gas Pipeline Corp..........................       78,375
    10,200  Falcon Drilling Company Inc.*.....................      377,400
       100  Hallwood Consolidated Resources Corp*.............        7,200
     7,600  Helmerich & Payne.................................      351,500
     4,200  Howell Corp.......................................       57,225
     3,000  ICO Inc...........................................       17,531
    11,500  Key Energy Group Inc.*............................      163,875
     2,900  Marine Petroleum Trust............................       44,950
     4,600  Maynard Oil Co*...................................       63,250
     4,400  McFarland Energy*.................................       53,350
       600  Parker & Parsley Petroleum Company................       17,700
     7,400  Parker Drilling Co*...............................       61,975
     1,500  Petrocorp Inc.*...................................       12,750
    15,400  Pool Energy Services Co.*.........................      227,150
     5,000  Snyder Oil Corp...................................       80,625
     8,500  Tuboscope Vetco International Corp*...............      115,813
     9,700  Veritas DGC Inc.*.................................      191,575

BARR ROSENBERG SERIES TRUST

U.S. SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 1997
--------------------------------------------------------------------------------

  Shares                                                          Market
----------                                                         Value
                                                                -----------
            COMMON STOCKS (CONTINUED)
            OIL (CONTINUED)
     9,900  Vintage Petroleum Inc.............................  $   297,000
     9,000  Wiser Oil Co......................................      158,625
     5,400  Zeigler Coal Holdings.............................      128,250
                                                                -----------
                                                                  2,506,119
                                                                -----------
            REAL ESTATE ASSETS--4.2%
    12,700  Allied Capital Comercial Corp.....................      306,388
     1,700  Bay Apartments Communities........................       60,988
     3,300  Cardinal Realty Services Inc.*....................       88,275
     2,700  Colonial Properties Trust.........................       78,300
     8,800  Commercial Assets Inc.............................       56,100
    46,100  CWM Mortgage Holdings Inc.........................      893,188
     1,700  First Industrial Realty Trust.....................       53,763
    14,000  FM Properties Inc.*...............................       42,000
     4,350  Forest City Enterprises--Class A..................      184,875
     1,400  Franklin Select Realty Trust......................        8,313
     3,400  General Growth Properties.........................      107,950
    20,800  Highwoods Properties Inc..........................      696,755
     1,700  Kennedy-Wilson Inc.*..............................       19,550
     2,300  Mays (J.W.) Inc.*.................................       19,550
       100  New Mexico & Arizona Land Company*................        1,388
     7,600  OMEGA Healthcare Investors, Inc...................      237,500
       700  Realty Income Corp................................       16,100
     2,900  Regency Realty Corp...............................       77,575
    12,100  Talley Industries Inc.*...........................       95,288
    16,800  Taubman Centers Inc...............................      218,400
     2,000  Thackeray Corp*...................................        4,500
    15,900  Thornburg Mortgage Asset Corp.....................      302,100
     4,000  United Capital Corp.*.............................       51,000
                                                                -----------
                                                                  3,619,846
                                                                -----------
            RETAIL/WHOLESALE--8.8%
     1,500  Aceto Corp........................................       20,063
     6,600  Advanced Marketing Services Inc...................       61,875
    20,600  Ames Department Stores Inc.*......................      187,975
    37,700  Anixter International Inc.*.......................      466,538
       200  Applied Industrial Technology, Inc................        7,000
     1,100  Arden Group Inc.*.................................       59,400
       100  Barnes & Noble Inc.*..............................        3,550
     3,100  Barry's Jewelers Inc.*............................        6,200
     9,464  Bell Industries*..................................      170,352
     6,400  Bell Microproducts Inc.*..........................       78,400
    11,800  Bon-Ton Stores Inc.*..............................       70,800
    15,500  Burlington Coat Factory Warehouse*................      279,000
     7,700  Cameron Ashley Building Products*.................      104,913
    39,200  Cascade International*(a).........................           --
  Shares                                                          Market
----------                                                         Value
                                                                -----------
            COMMON STOCKS (CONTINUED)
            RETAIL/WHOLESALE (CONTINUED)
    22,900  Cash America International Inc....................  $   223,275
     7,600  Catherine Stores Co.*.............................       37,050
     4,200  Cole National Corp*...............................      133,350
    13,400  CPI Corp..........................................      226,125
     6,200  D.I.Y. Home Warehouse, Inc.*......................       26,350
     3,500  DM Management Company*............................       24,500
     3,300  Drug Emporium Inc.*...............................       16,088
    11,300  Eagle Food Centers*...............................       54,381
     7,400  Evans Inc.*.......................................        5,550
     9,900  Ezcorp Inc.--Class A*.............................       77,963
       600  Fabric Centers of America--Class B*...............       10,875
    37,400  Fingerhut Companies...............................      523,600
    14,936  Genovese Drug Stores--Class A.....................      181,099
     9,500  Haverty Furniture Cos., Inc.......................      109,250
     8,700  Insurance Auto Auctions, Inc.*....................       57,638
    10,600  Katy Industries...................................      165,625
       700  Lands' End Inc.*..................................       18,550
     1,100  Liuski International Inc.*........................        1,719
    21,200  Longs Drug Stores.................................      498,200
    10,100  Marsh Supermarkets Inc............................      131,300
    17,700  Meyer (Fred) Inc.*................................      730,125
     4,300  Moore Medical Corp*...............................       36,013
    17,400  Nash Finch Co.....................................      332,775
     5,700  Noland Co.........................................      122,550
       200  Patrick Industries Inc............................        2,950
     3,700  Pharmhouse Corp*..................................       29,600
     5,400  Proffitt's Inc.*..................................      203,850
       600  Rag Shops Inc.*...................................        2,213
     5,874  Reeds Jewelers Inc.*..............................       35,244
     4,300  Republic Automotive Parts Inc.*...................       75,250
    12,900  Rexel Inc.........................................      233,813
     5,700  Riser Foods Inc...................................      188,813
    15,600  Ruddick Corp......................................      241,800
     4,200  Schultz Sav-o Stores Inc..........................       70,875
     3,200  Seaway Food Town Inc..............................       96,000
     1,800  Shelter Components Corp...........................       19,575
     7,300  Sound Advice Inc.*................................       12,775
     1,000  Sports Chalet Inc.*...............................        2,500
    13,600  Stanhome Inc......................................      338,300
     6,800  Syms Corp*........................................       62,050
    10,600  Trans World Entertainment Corp*...................      119,250
     6,700  Ultimate Electronics Inc.*........................       25,125
     1,294  United Stationers Inc.*...........................       25,799
     3,900  Village Supermarket Inc.--Class A*................       33,150
     9,400  Waban Inc.*.......................................      262,025

BARR ROSENBERG SERIES TRUST

U.S. SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 1997
--------------------------------------------------------------------------------

  Shares                                                          Market
----------                                                         Value
                                                                -----------
            COMMON STOCKS (CONTINUED)
            RETAIL/WHOLESALE (CONTINUED)
     6,000  Western Beef Inc.*................................  $    76,500
     2,100  Wolohan Lumber Co.................................       25,463
                                                                -----------
                                                                  7,442,937
                                                                -----------
            SOAP--0.0%
       721  Block Drug Company, Inc.--Class A.................       31,724
                                                                -----------
            TELECOMMUNICATIONS--0.4%
    16,400  Aliant Communications Inc.........................      270,600
     4,400  Davel Communication Group*........................       68,200
     1,400  Total-Tel USA Communications Inc.*................       17,850
                                                                -----------
                                                                    356,650
                                                                -----------
            TEXTILES--1.4%
     5,600  Burlington Industries Inc.*.......................       64,400
       200  Decorator Industries Inc..........................        2,350
    11,000  Dixie Yarns Inc.*.................................       70,125
     5,100  Dyersburg Corp....................................       36,975
     1,000  Florsheim Group Inc.*.............................        8,250
     8,800  Genesco Inc.*.....................................       99,000
     5,500  Hampshire Group Ltd*..............................       77,000
     1,500  Hampton Industries*...............................        9,750
    11,000  Kellwood Co.......................................      275,000
     2,000  Maxwell Shoe Company Inc.--Class A................       15,750
    10,000  Mohawk Industries Inc.*...........................      208,750
        70  Nitches Inc.......................................          429
     7,200  Oxford Industries Inc.............................      191,700
     3,400  Springs Industries--Class A.......................      152,150
       200  Weyco Group Inc...................................        9,200
                                                                -----------
                                                                  1,220,829
                                                                -----------
            TRANSPORATION--1.1%
     5,000  Caliber System Inc................................      132,500
       900  Florida East Coast Industries, Inc................       88,200
     2,300  Oglebay Norton Co.................................       94,300
     9,600  Old Dominion Freight Line*........................      118,800
    15,300  Pittston Burlington Group.........................      321,300
    11,000  Roadway Express Inc...............................      213,125
                                                                -----------
                                                                    968,225
                                                                -----------
            UTILITIES--2.0%
     5,800  Allied Waste Industries Inc.*.....................       46,400
     2,800  Atrion Corp.......................................       37,100
  Shares                                                          Market
----------                                                         Value
                                                                -----------
            COMMON STOCKS (CONTINUED)
            UTILITIES (CONTINUED)
     5,200  California Water Service Company..................  $   202,800
     3,400  Central Hudson Gas................................      111,775
     7,200  Commonwealth Energy...............................      150,300
     1,000  Connecticut Services Inc..........................       29,250
     1,800  Dominguez Services Corp...........................       44,100
    15,700  Eastern Enterprises...............................      484,738
       500  Fluor Daniel/GTI Inc*.............................        3,750
     6,900  Harding Lawson Associates Group*..................       47,438
     4,100  Newpark Resources Inc.*...........................      179,375
    14,500  NSC Corp..........................................       34,432
     3,100  SJW Corp..........................................      154,225
       455  Southern Union Co.*...............................       10,408
     2,400  Southwest Gas Corp................................       41,700
     1,500  Southwest Water Co................................       21,000
     2,400  TRC Cos. Inc*.....................................        9,300
     8,100  Washington Gas & Light............................      182,250
       100  Western Gas Resources.............................        1,800
                                                                -----------
                                                                  1,792,141
                                                                -----------
            TOTAL COMMON STOCKS (IDENTIFIED COST
              $72,230,266)--91.8%.............................   77,768,617
                                                                -----------

   Par
----------
            SHORT TERM OBLIGATIONS--7.6%
$6,425,000  Repurchase agreement with State Street Bank dated
              3/31/97, due 4/01/97 at 5.00%, collateralized by
              U.S. Treasury Bond at 6.00% due 09/30/98, market
              value $6,556,191 (repurchase proceeds:
              $6,425,892) (cost $6,425,000)...................    6,425,000
                                                                -----------
            TOTAL INVESTMENTS (IDENTIFIED COST
              $78,655,266)--99.4%.............................   84,193,617
            OTHER ASSETS LESS LIABILITIES--0.6%...............      505,081
                                                                -----------
            NET ASSETS--100.0%................................  $84,698,698
                                                                -----------
                                                                -----------

--------------------
* Non-Income Producing Security

 (a) Bankrupt security; valued by Management (Note 1)

 (b) ADR--American Depository Receipt

BARR ROSENBERG SERIES TRUST

JAPAN SERIES
--------------------------------------------------------------------------------

    Several key factors influenced the Japanese equity market during fiscal year 1997 -- instability of the financial sector, depreciation of the yen and a shake-up of the economy resulting in a Darwinian struggle of the fittest.

    The Nikkei 225 Index reached its high, at 22,667, in June 1996 because of stronger than expected corporate earnings. It subsequently dropped in July and August on fears of a correction in the U.S. market and a rising domestic interest rate. The Index recovered in October, with selected blue chips leading the rally. Concerns about the stability of the financial system and a tight fiscal policy reached a climax in January 1997, and the Index plummeted to 17,303. Meanwhile, fundamental changes in the structure of the economy resulted in banks, brokerage, insurance and construction companies suddenly becoming vulnerable. Shares of these companies traded as if they were speculative rather than quality stocks. The Index did not fall further thanks to pension and trust funds buying at the low and the good performance of a small group of global companies (the so called "nifty-fifty" type of stock).

    The total return of the Institutional shares of the Japan Series for year ended March 31, 1997, was -28.68%, which is 1.51% lower than the Tokyo Stock Price Index (TOPIX) total return of -27.17%. Most of our underperformance occurred during November and December. We lost 2.94% relative to the TOPIX in those two months. Value-based strategies, including Rosenberg's, disappointed as investors were snapping up stocks with price momentum. From October 1996 to January 1997, stocks with high relative strength (that is, positive price momentum) experienced strong positive returns, while high book-to-price stocks ("value" stocks) performed poorly during this period.

    Table I breaks down the active return of -1.63% (the difference between the total return of the Fund and the benchmark for the year ended March 31, 1997) into four components: industries, risk indices, stock selection and expenses. A description of each component follows.

                                    TABLE I

                         Risk                                         Stock
 Active        =       Indices        +      Industries     +       Selection        +         Expenses
  -1.51        =        -2.45         +        0.57         +          1.79          +          -1.42

    The best performing industries were pharmaceutical, auto and electronics. On average, we were slightly overweighted, with respect to the TOPIX, in all three industries. The worst performing industries were banks, brokerage, paper, transportation and construction. We were significantly underweighted in banks, slightly overweighted in brokerage and paper and slightly underweighted in transportation and construction. Our underweighting in banks has been in place for about three years and is a consequence of our careful analysis of the banking sector. Overall, our industry exposure contributed 0.57% to our active return.

    The best performing risk indices were relative strength, size and export exposure. This means that the big export-oriented companies that had done well continued to outperform the rest of the market. The worst performing risk indices were leverage, earnings variation and systematic variance. This means that those companies with a lot of debt and unpredictable earnings or price behavior fared poorly. We were slightly underweighted in relative strength and trading activity, slightly overweighted in leverage, earnings variation and systematic variance and neutral in export exposure. We remain overweighted in book-to-price and earnings-to-price and underweighted in size. Overall, our risk exposures resulted in a 2.45% decline in our active return, with most of the loss resulting from our smaller size exposure.

    Our stock selection contributed 1.79% to our active return. Stock selection refers to the quantitative models that we use to measure whether a stock is undervalued or overvalued. As of March 31, 1997, Matsushita Electric was our largest holding, and it provided a small positive contribution to our active return. Hitachi, our second largest holding, suffered from a slump in

BARR ROSENBERG SERIES TRUST

--------------------------------------------------------------------------------
semiconductor prices. Among automobile manufacturers, our biggest holding was Honda, which replaced Nissan at the end of 1996. Honda was one of the top performers in its industry. Among banks, our holdings of The Bank of Tokyo-Mitsubishi and Tokai Bank outperformed their peers, even though the entire industry experienced a downturn.

    Trading volume during the fiscal year has been U-shaped. It was high at the beginning of the period with average daily volume greater than 400 million shares and hit the bottom in October and November 1996 at fewer than 300 million shares a day. The thin market in November was extremely favorable to the nifty-fifty stocks. Volume picked up again during the first quarter of 1997 despite investor pessimism at the end of 1996. This surge in volume was due to investors buying at a perceived low. We believe that future increases in volume, if any, would be a bullish signal.

    The Japanese equity market has been tortured by the excesses created during the bubble economy of the late 1980s. We believe a recovery has already been underway, and that it is firmer than it has been in the last two years. In the past, the government would step in to support ailing companies. This is no longer always true. The role played by the government in restructuring of Nippon Credit Bank (NCB) and the dissolution of Nissan Life Insurance was a welcomed one. The result is that protectionism has been weakened. Given that banks comprise more than 20% of the equity market, the long-term rewards from their current short-term agony should benefit the entire market.

BARR ROSENBERG SERIES TRUST

JAPAN SERIES

PORTFOLIO OF INVESTMENTS -- MARCH 31, 1997
--------------------------------------------------------------------------------

    Shares                                                        Market
----------                                                        Value
                                                                ----------
            COMMON STOCKS--95.6%
            AEROSPACE/DEFENSE--5.5%
     7,000  Mitsubishi Heavy Industries Ltd...................  $  45,513
     2,000  Sanoyas Hishino Meisho Corp.......................     10,355
                                                                ----------
                                                                   55,868
                                                                ----------
            AUTOMOBILES--3.7%
     1,000  Honda Motor Ltd...................................     29,804
     3,000  Mazda Motor Corp.*................................      8,142
                                                                ----------
                                                                   37,946
                                                                ----------
            AUTO PARTS--0.9%
     2,000  Izumi Industries..................................      9,369
                                                                ----------
            BANKING--12.5%
     2,000  Keiyo Bank........................................      7,592
     2,000  Mitsui Trust & Bank Banking Co....................     11,469
     3,000  Sakura Bank Ltd...................................     16,792
     3,000  The Bank of Tokyo--Mitsubishi Ltd.................     46,765
     2,000  The Toyo Trust & Bank.............................     13,779
     4,000  Tokai Bank........................................     31,177
                                                                ----------
                                                                  127,574
                                                                ----------
            BUILDING MATERIALS--2.4%
     2,000  Isikawajima Construction..........................      9,369
     2,000  Nittan Valve Corp.................................      5,718
     2,000  Tokuyama Corp.....................................      9,337
                                                                ----------
                                                                   24,424
                                                                ----------
            CHEMICALS--1.9%
     2,000  Asahi Chemical Industries Co. Ltd.................     10,403
     2,000  Mitsui Petrochemical Industries Co................      9,369
                                                                ----------
                                                                   19,772
                                                                ----------
            COMPUTERS--0.8%
     1,000  Nihon Unisys Co...................................      7,818
                                                                ----------
            ELECTRICAL EQUIPMENT--12.7%
     3,000  Fuji Electric Co..................................     11,897
     6,000  Hitachi Ltd.......................................     53,308
     6,000  Mitsubishi Electric Corporation...................     33,681
     2,000  Nippon Chemi-Con Corporation......................      8,642
     4,000  Toshiba Corp......................................     22,098
                                                                ----------
                                                                  129,626
                                                                ----------
    Shares                                                        Market
----------                                                        Value
                                                                ----------
            COMMON STOCKS (CONTINUED)
            ELECTRONICS--13.8%
     1,000  Alps Electric Co. Ltd.............................  $   9,773
       300  Fanuc Ltd.........................................      9,208
     2,000  Japan Radio Co....................................     18,092
     5,000  Matsushita Electric Industrial Co.................     77,942
     1,000  Oki Electric Industries Co........................      4,773
     1,000  Toko Inc..........................................      4,442
     2,000  Victor Co. of Japan...............................     17,285
                                                                ----------
                                                                  141,515
                                                                ----------
            ENGINEERING--4.3%
     1,000  Kyowa Exeo Corp...................................      7,471
     1,000  Maeda Corp........................................      5,412
     2,000  Nichiei Construction Co., Ltd.....................     11,566
     2,000  Obayashi Corp.....................................     11,728
     2,000  Zenitaka Corp.*...................................      7,382
                                                                ----------
                                                                   43,559
                                                                ----------
            ENTERTAINMENT--0.8%
       250  Daichi Kosho Co. Ltd..............................      8,440
                                                                ----------
            FINANCIAL SERVICES--2.5%
     3,000  Daiwa Securities Co. Ltd..........................     21,614
     1,000  First Credit Corp.................................      4,192
                                                                ----------
                                                                   25,806
                                                                ----------
            HOLDING COMPANY--2.1%
     4,000  Marubeni Corp.....................................     15,508
     2,000  Nichimen Corp.....................................      5,880
                                                                ----------
                                                                   21,388
                                                                ----------
            INSURANCE--0.5%
     1,000  Nippon Fire & Marine Insurance Co.*...............      4,685
                                                                ----------
            METALS--1.0%
     3,000  Mitsubishi Materials Corp.........................     10,468
                                                                ----------
            OIL--2.4%
     3,000  Cosmo Oil Company Ltd.............................     12,091
     3,000  Nippon Oil Co.....................................     12,115
                                                                ----------
                                                                   24,206
                                                                ----------
            PHARMACEUTICAL--3.5%
     1,000  Dai-Ichi Pharmaceutical Co., Ltd..................     15,185
     1,000  Takeda Chemical Industries Ltd....................     20,919
                                                                ----------
                                                                   36,104
                                                                ----------

BARR ROSENBERG SERIES TRUST

JAPAN SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 1997
--------------------------------------------------------------------------------

    Shares                                                        Market
----------                                                        Value
                                                                ----------
            COMMON STOCKS (CONTINUED)
            PHOTOGRAPHY SUPPLIES--4.3%
     1,000  Fuji Photo Film Co................................  $  32,873
     2,000  Konica Corp.......................................     10,968
                                                                ----------
                                                                   43,841
                                                                ----------
            REAL ESTATE ASSETS--2.9%
     1,000  Mitsui Real Estate Sales Co.......................     11,308
     1,000  Recruit Cosmos Co.................................      4,442
     2,000  Sumitomo Realty & Development Co. Ltd.............     13,440
                                                                ----------
                                                                   29,190
                                                                ----------
            RETAIL/WHOLESALE--2.9%
     1,000  Joshin Denki Co...................................      8,400
     1,000  Marukyu Co.*......................................      3,715
     2,000  Nagasakiya Co., Ltd.*.............................      4,652
     1,000  Tokyu Store Chain.................................      6,494
     1,000  Tsuzuki Denki Co. Ltd.............................      6,874
                                                                ----------
                                                                   30,135
                                                                ----------
            STEEL--3.9%
     2,000  Chubu Steel Plate Co., Ltd........................     10,161
     2,000  Godo Steel Ltd....................................      5,783
     3,000  Nippon Steel Co...................................      8,238
     7,000  Sumitomo Metal Industries Ltd.....................     15,831
                                                                ----------
                                                                   40,013
                                                                ----------
            TELECOMMUNICATIONS--2.1%
         3  Nippon Telegraph & Telephone
              Corporation.....................................     21,105
                                                                ----------
    Shares                                                        Market
----------                                                        Value
                                                                ----------
            COMMON STOCKS (CONTINUED)
            TEXTILES--1.1%
     3,000  Teijin Ltd........................................  $  11,461
                                                                ----------
            TIRE & RUBBER--0.6%
     2,000  Toyo Tire & Rubber Co.............................      5,961
                                                                ----------
            TRANSPORTATION--1.0%
     3,000  Nippon Yusen Kabugniki Kaish......................     10,613
                                                                ----------
            TRUCKING & LEASING--1.0%
     1,000  Seino Transportation..............................      9,773
                                                                ----------
            UTILITIES--3.3%
     1,000  Hokkaido Electric Power Co........................     16,073
     1,000  Kyushu Electric Power Co..........................     17,446
                                                                ----------
                                                                   33,519
                                                                ----------
            WIRE & CABLE PRODUCTS--1.2%
     3,000  Furukawa Electric Co..............................     13,278
                                                                ----------
            TOTAL INVESTMENTS (COST $1,205,407)
              --95.6%.........................................    977,457
            OTHER ASSETS LESS LIABILITIES--4.4%...............     44,521
                                                                ----------
            NET ASSETS--100.0%................................  $1,021,978
                                                                ----------
                                                                ----------

------------------

* Non-Income Producing Security

BARR ROSENBERG SERIES TRUST

INTERNATIONAL SMALL CAPITALIZATION SERIES
--------------------------------------------------------------------------------

    The Barr Rosenberg International Small Capitalization Series rewarded shareholders with strong relative gains from October 1996 through March 1997. Institutional shares returned 1.30% from inception (September 23, 1996) to March 31, 1997, compared to -0.92% for the Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS)(1), the benchmark for the Fund. During the same period, international large stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East Index (EAFE), returned 0.14%.

MARKET COMMENTARY

    Low interest rates and the strong U.S. dollar buoyed the European market. Europe as a whole reaped an impressive 13% return from October 1996 through March 1997. With the lowest unemployment rate among the 14 developed European countries and a well-controlled inflation rate, Norway outperformed other countries in the area of small stocks. During the period, Norwegian small stocks enjoyed a 29% return. Strong expected earnings growth and GNP growth also helped the U.K. small stocks to post steady gains. In Germany, the economy was going through structural changes as corporate restructuring and merger activity continued to rise. This had a dampening effect on small stock performance. In the Pacific region, Japan was plagued by the continued weakness in its domestic economy. The negative market sentiment and the lack of growth in domestic demand caused small stocks to suffer a 32% drop over the last 6 months. In Hong Kong, political concerns did not have as significant an impact on small stocks as they had on blue chips. Stable, healthy domestic demand and improved exports helped small stocks to rise 10%. New Zealand and Malaysia also posted healthy gains. In Singapore, the cyclical downturn in worldwide demand for consumer electronics and the lack of interest in the domestic real estate sector continued to negatively impact the market. Canada enjoyed a healthy and growing economy. Low interest rates, growing corporate profits and a general optimism in the market helped small stocks to sustain a 12% return during this period.

    The U.S. dollar strengthened against most other currencies over the past six months. The British pound was an exception, and it appreciated 5% against the U.S. dollar. Among the 21 developed markets, the Swiss franc suffered the largest depreciation against the U.S. dollar by losing 13% over the period.

PORTFOLIO REPORT

    Superior bottom-up stock selection enabled our portfolio to outperform the benchmark from October 1996 to March 1997. Our portfolio closely tracked the country and industry sector exposures of the benchmark and diversified across 21 markets, with over 400 holdings. The top 10 holdings accounted for about 10% of the total portfolio. Approximately 58% of our holdings were invested in Europe. Consumer Durables represented 25% of the portfolio. The price-to-earnings ratio of the portfolio was approximately 15, and the average market capitalization of the holdings was approximately $575 million. One of our oil stocks, Ensign Resource Services in Canada, went up by over 77% during the period. Bullough PLC, one of the portfolio's U.K. machinery and office equipment companies, had a 75% return. Another one of our best performing holdings, the diversified Malaysian company Berjaya Industrial, which is engaged in property development, recreation and general retail and wholesale, also had its share price double.

--------------

(1)The Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. includes 21 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and U.K.

BARR ROSENBERG SERIES TRUST

--------------------------------------------------------------------------------

OUTLOOK

    We remain optimistic about the long-term prospects of international small stock investing. We believe our systematic and disciplined approach provides investors with an opportunity to add diversification to their domestic portfolios as well as their international holdings. The International Small Capitalization Fund also enables investors to take advantage of the potential growth and added diversification offered by the international small stock market.

BARR ROSENBERG SERIES TRUST

INTERNATIONAL SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS -- MARCH 31, 1997
--------------------------------------------------------------------------------

Shares                                                        Market
------                                                        Value
                                                            ----------
        COMMON STOCKS--91.4%
        AUSTRALIA--2.5%
 8,000  Adelaide Brighton Ltd (Construction Materials)....  $   11,287
 1,000  Atkins Carlyle Ltd (Retail / Wholesale)...........       3,253
10,500  Australian Oil & Gas (Oil / Gas Exploration)
          Corp............................................      17,450
 1,100  AWA Limited* (Electronics)........................         767
 8,200  Bougainville Copper Ltd* (Metals).................       3,857
12,894  Bridgestone Australia Ltd. (Chemicals)............      34,366
 6,090  Consolidated Rutile Ltd (Metals)..................       4,869
 3,400  Country Road Ltd (Textiles).......................       4,424
   900  Defiance Mills Limited (Food).....................       1,305
 2,400  Faulding (FH) & Co (Pharmaceutical)...............      14,110
 1,300  Finemore Holdings Limited (Transportation)........       3,251
 4,268  George Weston Foods Ltd (Food)....................      25,929
16,340  Hardie (James) Industries Ltd. (Homebuilders).....      49,622
   600  Leighton Holdings Limited (Homebuilders)..........       2,512
10,500  Metal Manufactures Ltd (Electronics)..............      26,010
 5,800  Mount Leyshon Gold Mines Ltd (Real Estate
          Assets).........................................       9,548
11,400  Normandy Mining Ltd (Real Estate Assets)..........      15,469
 4,100  OPSM Protector Ltd (Electronics)..................       9,481
51,600  Orbital Engine Corp Ltd* (Financial Services).....      40,854
 3,900  Pacific Magazines & Printing Ltd (Printing /
          Publishing).....................................       9,783
 1,200  Reece Australia Ltd (Retail / Wholesale)..........       7,714
 1,400  RGC Limited (Minerals)............................       5,301
   600  Rothmans Holdings Ltd (Tobacco)...................       3,908
 5,100  Spicers Paper Ltd (Forest Products & Paper).......       8,595
 1,000  Sunraysia Television Ltd (Multimedia).............       6,663
   800  Telecast North Queensland Ltd. (Multimedia).......       3,230
   700  Villa World Ltd (Real Estate Assets)..............         610
                                                            ----------
                                                               324,168
                                                            ----------
        BELGIUM--3.0%
    20  BQE National Belgique (Banking)...................      31,317
   590  Cobepa Cie BeneluxParibas S.A. (Financial
          Services).......................................      22,412
   230  Colruyt SA (Retail / Wholesale)...................      94,040
   130  D'ieteren Trading S.A. (Retail / Wholesale).......      24,315
 2,240  G.I.B. Holdings Ltd. (Retail / Wholesale).........     102,629
   150  Glaverbel S.A. (Construction Materials)...........      18,921
   150  Sofina Corp. (Financial Services).................      93,083
                                                            ----------
                                                               386,717
                                                            ----------
        CANADA--6.1%
 1,500  Acklands Limited* (Retail / Wholesale)............      18,458
   400  Agra Industries Ltd.* (Information Services)......       3,721
   900  Agrium Inc. (Retail / Wholesale)..................      11,401
Shares                                                        Market
------                                                        Value
                                                            ----------
        COMMON STOCKS (CONTINUED)
        CANADA (CONTINUED)
   700  Alliance Forest Products Inc* (Forest Products &
          Paper)..........................................  $   14,314
   200  Avenor Inc. (Forest Products & Paper).............       3,257
   600  BC Gas Inc. (Utilities)...........................       9,229
   800  BC Sugar Refinery Ltd Class A (Food)..............       7,615
   500  Bruncor Inc. (Communications).....................      10,822
   300  Cabre Exploration Ltd.* (Oil / Gas Exploration)...       4,452
 1,700  Cambior Inc. (Real Estate Assets).................      23,073
 2,800  Campbell Resources Inc.* (Real Estate Assets).....       2,229
 4,100  Cascades, Inc. (Forest Products & Paper)..........      23,742
 1,500  CCL Industries Inc. (Soap)........................      16,232
   400  Chieftain International Inc* (Gas / Oil
          Exploration)....................................       8,006
 1,700  C-MAC Industries Inc.* (Electronics)..............      14,582
   400  Coca-Cola Beverages* (Food).......................       4,025
   800  Cognos Inc. (Information Services)................      21,136
   900  Counsel Corp (Health).............................      11,726
 3,700  Dominion Textile Inc. (Textiles)..................      17,676
   100  Dundee Bancorp Inc*. (Financial Services).........       1,954
 8,200  Encal Energy* (Oil / Gas Exploration).............      23,742
   400  Ensign Resource Group Inc. (Oil / Gas
          Exploration)....................................       7,383
   700  Euro-Nevada Mining Corp (Real Estate Assets)......      20,268
 1,100  Fahnestock Viner Holdings Inc.--Class A (Financial
          Services).......................................      18,473
   500  Fortis Inc. (Utilities)...........................      11,419
   100  Franco Nevada Mining Corp. (Real Estate Assets)...       4,633
   500  Intrawest Corp (Real Estate Assets)...............       8,324
   500  Jannock Ltd (Metals)..............................       7,600
 1,600  Laurentian Bank of Canada (Banking)...............      23,742
 1,400  London Insurance Group, Inc. (Insurance)..........      19,254
   700  Maritime Telegram & Telephone Co Ltd
          (Communications)................................      11,679
 1,800  Metal Mining Corp* (Real Estate Assets)...........      10,424
 1,400  Miramar Mining Corp* (Real Estate Assets).........       5,878
 2,700  Molson Companies Ltd (Brewery)....................      44,756
   400  National Trustco Inc. (Banking)...................       6,659
   700  Newtel Enterprises Ltd. (Communications)..........      12,262
   300  Pacific Forest Products Ltd* (Forest Products &
          Paper)..........................................       5,277
   900  Penn West Petroleum Ltd* (Oil / Gas
          Exploration)....................................       9,772
 1,400  Poco Petroleum Ltd* (Oil / Gas Exploration).......      12,971

BARR ROSENBERG SERIES TRUST

INTERNATIONAL SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 1997
--------------------------------------------------------------------------------

Shares                                                        Market
------                                                        Value
                                                            ----------
        COMMON STOCKS (CONTINUED)
        CANADA (CONTINUED)
   500  Precision Drilling Corp.* (Oil / Gas
          Exploration)....................................  $   21,136
   700  Quebec-Telephone* (Communications)................      12,009
 1,800  Ranger Oil Ltd (Oil / Gas Exploration)............      17,003
 6,800  Royal Oak Mines Inc.* (Real Estate Assets)........      21,412
 3,200  Shaw Communications Inc.--Class B
          (Communications)................................      22,584
   300  SNC Group Inc. (Aerospace / Defense)..............       3,475
 1,000  Southam Inc. (Multimedia).........................      14,296
   800  St Laurent Paper Board Inc.* (Forest Products &
          Paper)..........................................      10,945
 2,965  Stampeder Explorer Ltd* (Oil / Gas Exploration)...      14,487
 9,000  Stelco Inc.* (Metals).............................      48,208
   800  Stone Consolidated Corp* (Forest Products &
          Paper)..........................................      11,611
   600  Teleglobe Inc. (Information Services).............      17,416
   400  Torstar Corp--Class B (Multimedia)................      10,568
   400  Trimark Financial Corp* (Financial Services)......      11,727
   500  Ulster Petroleum Ltd* (Oil / Gas Exploration).....       3,583
 2,000  United Dominion Industries Ltd (Metals)...........      49,005
   600  Videotron Groupe Ltd (Communications).............       4,995
   200  West Fraser Timber Co Ltd (Forest Products &
          Paper)..........................................       6,007
                                                            ----------
                                                               792,633
                                                            ----------
        DENMARK--3.0%
   300  Aalborg Portland A/S (Construction Materials).....      37,996
   600  Jyske Bank-Reg A/S (Banking)......................      47,956
   400  Korn-OG Foderstof/Kompagniet A/S (Retail /
          Wholesale)......................................      14,664
   400  Lauritzen (J.) Holding A/S* (Transportation)......      45,942
 1,300  Monberg & Thorsen A/S (Retail / Wholesale)........      61,360
   500  Potague "B" (Information Services)................      70,800
 1,500  Tele Danmark A/S "B" (Communications).............      78,824
   300  Topdanmark A/S* (Insurance).......................      36,816
                                                            ----------
                                                               394,358
                                                            ----------
        FINLAND--1.8%
   500  Asko Oy Group--Class A (Real Estate Assets).......      44,924
 4,200  Finnair Oy (Airlines).............................      31,291
 7,400  Kemira Oy (Chemicals).............................      80,084
 4,200  Kesko OY (Retail / Wholesale).....................      61,480
 3,100  Mesta Serla B Shares (Forest Products & Paper)....      22,533
                                                            ----------
                                                               240,312
                                                            ----------
Shares                                                        Market
------                                                        Value
                                                            ----------
        COMMON STOCKS (CONTINUED)
        FRANCE--4.6%
    30  Axime Co. (Computers).............................  $    3,550
   375  Bains De Mer Monaco (Hotels / Motels).............      38,310
   120  Bongraine SA (Food)...............................      47,629
 1,250  Cie Des Signaux SA (Information Services).........      66,847
    10  Cie Generale De Geophysique* (Oil / Gas
          Exploration)....................................         900
   450  Compagnie Fives-Lillie (Metals)...................      42,693
   213  Concorde (LA)* (Insurance)........................      35,610
   550  DMC Dollfus-Mieg (Textiles).......................      14,364
    34  ECIA-Equip & Composa Pour (Automobiles)...........       5,805
   175  Elf Gabon (Oil / Gas Exploration).................      54,939
   175  Europe 1 Communication (Information Services).....      38,150
    23  Esxacompta Clairef (Forest Products & Paper)......       4,487
   100  Gascogne (Forest Products & Paper)................       8,883
   200  GTM Entrepose (Homebuilders)......................      10,980
    42  Manitou (Metals)..................................       5,686
   788  Publicis (Multimedia).............................      82,881
   276  Salins du Midi & Des Salines (Chemicals)..........      30,108
    40  Sat (Sa De Telecomm) (Electronics)................      13,069
 1,732  Seita (Tobacco)...................................      62,529
   100  Societe Financiere Interbail SA (Real Estate
          Assets).........................................       4,300
    66  Taittinger (Hotels / Motels)......................      26,267
                                                            ----------
                                                               597,987
                                                            ----------
        GERMANY--5.1%
    40  Aachener & Meunch Lebensvers (Insurance)..........      20,379
   220  Andreae-Noris Zahn AG (Pharmaceutical)............      81,755
   270  Baywa AG (Retail / Wholesale).....................      46,850
    60  Binding Brauerei (Brewery)........................      17,082
   210  DBV Holding AG (Insurance)........................      75,396
   300  Fag Kugelfisher (Metals)..........................       4,855
   290  Holsten Brauerei AG (Brewery).....................      57,360
    30  Koelnisch Rueckversicherungs (Insurance)..........      23,376
   250  Oberland Glas AG (Construction Materials).........      46,452
   310  Rheinmetall Berlin (Metals).......................      58,901
   460  Ruetgers AG* (Chemicals)..........................      79,130
   330  Schmalbach Lubeca* (Metals).......................      69,624
   190  Strabag AG* (Homebuilders)........................      19,246
    80  Volksfursorge Hldg (Insurance)....................      31,263
   217  Walter Bau AG (WTB)(Homebuilders).................      38,889
                                                            ----------
                                                               670,558
                                                            ----------
        HONG KONG--2.6%
10,000  Associated Intl Hotels (Hotels / Motels)..........       6,581
36,000  CDL Hotels Intl (Hotels / Motels).................      17,770

BARR ROSENBERG SERIES TRUST

INTERNATIONAL SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 1997
--------------------------------------------------------------------------------

Shares                                                        Market
------                                                        Value
                                                            ----------
        COMMON STOCKS (CONTINUED)
        HONG KONG (CONTINUED)
36,000  Chimney Investment (Homebuilders).................  $    7,712
   720  Concord Land Development Co Ltd* (Real Estate
          Assets).........................................         453
 2,000  Harbour Central Development (Hotels / Motels).....       2,826
 9,600  HKR Intl Ltd (Real Estate Assets).................      12,698
 8,000  Jardine Intl Motor (Retail / Wholesale)...........       9,911
20,000  Lai Sun Garment Intl (Real Estate Assets).........      25,552
 6,000  Lane Crawford Intl (Real Estate Assets)...........       8,595
68,000  Laws Intl Holdings Ltd (Textiles).................      10,179
10,000  Lee Hing Development (Financial Services).........       3,871
50,000  Mingly Corporation (Real Estate Assets)...........      16,454
 6,000  New Asia Realty & Trust Co (Real Estate Assets)...      21,835
36,000  Pacific Concord HD (Retail / Wholesale)...........      16,144
20,000  Playmates Toy Holding (Household Products)........       4,594
 4,000  Pokfulam Development Co (Real Estate Assets)......       2,917
22,000  Prestige Property Holding (Real Estate Assets)....       4,401
 6,000  Realty Development Corp (Real Estate Assets)......      22,261
10,000  Wing Lung Bank Ltd (Banking)......................      68,719
28,000  Wing On Co Intl Ltd (Real Estate Assets)..........      31,436
118,000 Yue Yuen Industrial Holdings* (Shoes / Leather)...      48,729
                                                            ----------
                                                               343,638
                                                            ----------
        ITALY--3.0%
 7,000  BCA Di Legnano (Banking)..........................      25,890
16,360  Comau Finanziaria Spa (Metals)....................      51,485
10,000  Costa Crociere Spa (Transportation)...............      22,778
15,000  Editoriale L'Espresso Spa* (Multimedia)...........      51,656
   500  Ericsson Spa (Electronics)........................       7,088
89,000  Finmeccanica Spa* (Aerospace / Defense)...........      40,279
10,000  Serfi (Financial Services)........................      56,287
20,000  Snia BPD (Chemicals)..............................      20,860
10,000  Toro Assicurazioni (Insurance)....................     119,886
                                                            ----------
                                                               396,209
                                                            ----------
        JAPAN--17.7%
 4,000  Aichi Machine Industries Co Ltd (Automobiles).....      20,677
 3,000  Aida Engineering Ltd (Metals).....................      18,440
 4,000  Amada Sonoike Co Ltd
          (Metals)........................................      15,669
 3,000  Aseed Co Ltd (Real Estate Assets).................      16,477
 2,000  Asia Airy Survey Co (Information Services)........      15,653
 2,000  Asti Corporation (Electronics)....................      11,792
 1,100  Bank of Iwate Ltd (Banking).......................      50,642
 3,000  Bunka Shutter Co Ltd (Construction Materials).....      15,411
Shares                                                        Market
------                                                        Value
                                                            ----------
        COMMON STOCKS (CONTINUED)
        JAPAN (CONTINUED)
 1,000  Cemedine Co. Ltd (Chemicals)......................  $    3,594
 3,000  Central Glass Co (Construction Materials).........       7,754
 2,000  Chain Store Okuwa (Retail / Wholesale)............      21,485
 5,000  Chubu Steel Plate (Metals)........................      25,402
 3,000  Chuetsu Pulp & Paper (Forest Products & Paper)....       9,450
 2,000  Chuo Bussan Corp (Retail / Wholesale).............       8,238
 1,000  CMK Corporation (Electronics).....................       9,854
 2,000  Coco's Japan Co Lt (Hotels / Motels)..............      13,165
 3,000  Computer Engineer & Consulting (Information
          Services).......................................      20,111
 2,000  Comson Corp (Information Services)................       2,504
12,000  Dai-Ichi Katei Denki Co Ltd* (Retail /
          Wholesale)......................................      26,460
 5,000  Daido Hoxan Inc (Chemicals).......................      18,213
   375  Daiichi Kosho Co Limited (Hotels / Motels)........      12,661
 2,000  Daiichi Kyoken Co (Information Services)..........       7,932
 2,000  Daiki Aluminum Industries* (Metals)...............       4,862
 2,000  Daishinku Corp (Electronics)......................      14,425
 3,000  Daisyo Corp. (Hotels / Motels)....................      21,808
 2,000  Denkyosha Co (Retail / Wholesale).................      12,680
 2,000  Descente Limited (Household Products).............       9,692
 3,000  Eiden Sakakiya Co Ltd (Retail / Wholesale)........      22,680
 2,000  Enix Corp (Multimedia)............................      37,154
 1,000  Exedy Corporation
          (Automobiles)...................................      10,500
   100  Ezaki Glico Co Ltd (Food).........................         771
 7,000  First Credit Corp. (Banking)......................      29,343
 2,300  Fuji Co Ltd
          (Real Estate Assets)............................       9,660
 1,000  Fujicco Co (Food).................................      11,308
 2,000  Fujitsu Kiden Ltd.
          (Electronics)...................................      18,254
 2,000  Fukuda Denshi Co. (Electronics)...................      38,769
 2,000  Furuno Electric Co (Electronics)..................       8,400
 2,000  Godo Steel Ltd (Metals)...........................       5,783
 2,000  Hamada Printing Press Co (Metals).................       9,369
 2,200  Haruyma Trading Co (Retail / Wholesale)...........      17,591
 2,000  Higashi Nihon House Co. (Construction
          Materials)......................................      20,515
 2,000  Hitachi Information Systems Ltd. (Information
          Services).......................................      18,254
 2,000  Hitachi Plant Engineering & Construction Company
          (Homebuilders)..................................       8,562
 3,000  Hokkai Can Co (Metals)............................      13,448
 3,000  Hosoda Corporation (Real Estate Assets)...........      21,323

BARR ROSENBERG SERIES TRUST

INTERNATIONAL SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 1997
--------------------------------------------------------------------------------

Shares                                                        Market
------                                                        Value
                                                            ----------
        COMMON STOCKS (CONTINUED)
        JAPAN (CONTINUED)
 2,000  Hotel New Hankyu Co. (Hotels / Motels)............  $    7,269
 3,000  Ichiyoshi Securities Co. (Financial Services).....       8,481
 2,000  Intec Inc (Information Services)..................      20,354
 9,000  Ishizuka Glass Co (Construction Materials)........      26,169
 3,000  Isikawajima Construction (Construction
          Materials)......................................      14,054
 1,000  Japan Industrial Land Development Co.
          (Homebuilders)..................................      10,904
 1,000  Jois Co Ltd (Retail / Wholesale)..................       8,028
 5,000  Juel Veriteohkubo (Retail / Wholesale)............      25,685
 3,000  Kaneko Seeds Co Ltd (Food)........................      25,685
 2,000  Kansei Corp (Automobiles).........................      14,231
 3,000  Kanseki Co Ltd (Retail / Wholesale)...............      10,177
 3,000  Kasumi Co Ltd (Retail / Wholesale)................      17,664
 3,000  Kato Works Co Ltd (Metal).........................      11,025
 3,000  Kawasho Corp (Retail / Wholesale).................       8,578
 7,000  Kimmon Mfg Co Ltd (Electronics)...................      23,690
 7,000  King Co Ltd (Textiles)............................      26,008
 2,000  Konishi Co Ltd (Chemicals)........................      32,954
 2,000  Kotobukiya Co Ltd (Retail / Wholesale)............       7,722
 1,000  Kyowa Exeo Corporation (Homebuilders).............       7,471
 2,000  Laox Co Ltd (Retail / Wholesale)..................      24,231
 2,000  Life Corp (Retail / Wholesale)....................      12,600
 1,000  Maeda Seisakusho Co (Metals)......................       7,229
 2,000  Matsumura-Gumi Corp (Homebuilders)................       5,573
 3,000  Matsuyadenki Co Ltd (Retail / Wholesale)..........      22,050
 2,000  Metalart Corp (Metals)............................       4,927
 8,000  Mikuni Corp (Automobiles).........................      25,975
 6,000  Mitani Sekisan Co. (Construction Materials).......      20,838
 2,000  Mitsuba Electric Mfg Co (Automobiles).............      18,577
 1,000  Mitsumi Electric Co
          (Electronics)...................................      18,335
 1,000  Moriya Corp (Homebuilders)........................       4,701
 3,000  Nagasakiya Co Ltd* (Retail / Wholesale)...........       6,978
 2,400  Nakamichi Leasing Co
          (Banking).......................................      13,375
 4,000  Nakayama Steel Works Ltd* (Metals)................      15,831
 3,000  Nettetsu Mining Co Ltd
          (Metals)........................................      17,688
 3,000  Nichiei Construction Co Ltd (Real Estate
          Assets).........................................      17,349
 2,000  Nifco Inc. (Chemicals)............................      17,285
 2,000  Nihon Elect. Wire & Cable (Metals)................      14,538
 5,000  Nippon Chemi-Con Corp (Electronics)...............      21,606
 9,000  Nippon Columbia Co Ltd* (Multimedia)..............      31,984
 2,100  Nippon Denwa Shisetsu (Homebuilders)..............      14,570
Shares                                                        Market
------                                                        Value
                                                            ----------
        COMMON STOCKS (CONTINUED)
        JAPAN (CONTINUED)
 3,000  Nippon Konpo Unyu Soko (Transportation)...........  $   16,961
 3,000  Nippon Shinyaku Co Ltd (Pharmaceutical)...........      22,413
 1,000  Nissei Plastic Industrial Co (Metals).............       9,046
 2,000  Nissho Corporation
          (Electronics)...................................      16,638
   100  Nissin Company Limited (Banking)..................       1,898
 2,000  Ohmoto Gumi Co Ltd (Homebuilders).................      18,738
 1,000  Okamoto Machine Tool Works Ltd. (Metals)..........       2,504
 2,000  Osaka Organic Chemical Industry, Ltd.
          (Chemicals).....................................      17,769
 3,000  Recruit Cosmos Co (Real Estate Assets)............      13,327
 3,000  Riken Keiki Co Ltd
          (Electronics)...................................      15,992
 2,000  Royal Hotel Ltd (Hotels / Motels).................      10,177
 3,000  Sakai Chemical Industry Co (Chemicals)............      10,710
 3,000  Sankyo Seiki Manufacturing* (Electronics).........      15,047
 5,000  Sanoyas Hishino Meisho Corp (Aerospace /
          Defense)........................................      25,886
 2,000  Sawai Pharmaceutical Co Ltd (Pharmaceutical)......      13,731
 4,000  Seibu Electric & Machinery (Metals)...............      14,151
 3,000  Senko Corporation Inc. (Transportation)...........      11,606
 3,000  Shibusawa Warehouse (Transportation)..............      12,067
 2,000  Shin Nikkei Co Ltd (Construction Materials).......       6,058
 2,000  Shindengen Electric Mfg (Electronics).............      16,477
 2,000  Shingakukai co (Information Services).............      10,177
 8,000  Shinko Kogyo Co Ltd (Metals)......................      33,148
 2,000  Showa Manufacturing (Metals)......................      10,015
 3,000  Sintokogio (Metals)...............................      19,166
 1,000  Sodick Co Ltd* (Metals)...........................       8,400
 2,000  Software Research Associates, Inc. (Information
          Services).......................................      15,346
 3,000  Sogo Co Ltd* (Retail / Wholesale).................       8,457
 1,000  Sotetsu Rosen Co Ltd (Retail / Wholesale).........       6,300
 2,000  Starts Corporation (Real Estate Assets)...........      18,900
 4,000  Sumitomo Precision Products (Metals)..............      22,745
 4,000  Sumitomo Warehouse (Real Estate Assets)...........      20,031
 2,000  Sumitomo Wiring Systems Ltd. (Automobiles)........      16,961
 2,000  Sun Wave Corp (Construction Materials)............      16,800
 3,000  Taisei Fire & Marine Insurance Co. (Insurance)....       9,934
 3,000  Taki Chemical Co (Chemicals)......................      10,637
 2,000  Tamron Co Ltd (Photography Supplies)..............       9,773
 4,000  Tamura Corp (Electronics).........................      17,769
 1,000  Tamura Electric Work Ltd. (Electronics)...........       4,289
 1,500  Techmo Ltd (Hotels / Motels)......................      19,869
 3,000  Tenox Corporation (Homebuilders)..................      19,021

BARR ROSENBERG SERIES TRUST

INTERNATIONAL SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 1997
--------------------------------------------------------------------------------

Shares                                                        Market
------                                                        Value
                                                            ----------
        COMMON STOCKS (CONTINUED)
        JAPAN (CONTINUED)
 2,000  The Biwako Bank Ltd (Banking).....................  $    7,754
 7,000  Titan Kogyo K.K. Co. (Chemicals)..................      22,050
 3,000  Toa Corp (Electronics)............................      15,629
 4,000  Toho Store Co. Ltd (Retail / Wholesale)...........      28,108
 1,000  Toko Electric Corp (Metals).......................       3,958
 3,000  Toko Inc (Electronics)............................      13,327
 2,000  Tokyo Printing Ink Mfg (Chemicals)................       8,028
 3,000  Tokyo Radiator Mfg (Automobiles)..................      10,419
 3,000  Tokyo Rika Mfg (Metals)...........................       8,602
 3,000  Tokyu Store Chain (Retail / Wholesale)............      19,481
 1,000  Tomiya Apparel (Textiles).........................       3,917
 2,000  Towa Pharmaceutical (Pharmaceutical)..............      22,292
 3,000  Toyo Engineering Works (Metals)...................      12,866
 1,000  Toyo Information Systems (Information Services)...       7,996
 3,000  Toyo Tire & Rubber
          (Chemicals).....................................       8,941
 2,000  Toyokuni Electric Cable
          (Metals)........................................      13,085
 2,000  Toyota Auto Body Co (Automobiles).................      17,769
 2,000  Traveler Corp
          (Retail / Wholesale)............................      15,104
 2,000  Tsurukame Corp (Retail / Wholesale)...............       6,542
 2,000  Tsurumi Soda Co Ltd (Chemicals)...................       8,658
 2,000  Tsutsunaka Plastic Industry (Chemicals)...........      10,048
 5,000  U-Shin Ltd (Automobiles)..........................      25,846
 1,000  USK Corporation (Real Estate Assets)..............       8,642
 2,000  Wakita & Co (Financial Services)..................      21,485
 1,600  Wesco Inc. (Information Services).................      13,569
 2,000  Yamaka Electronic Inc. (Homebuilders).............      16,961
 5,000  Yuasa Funashoku Co Ltd (Retail / Wholesale).......      15,588
 1,000  Zojirushi Corp (Durable Goods)....................       9,289
                                                            ----------
                                                             2,304,012
                                                            ----------
        MALAYSIA--6.7%
24,000  Amsteel Corporation BHD (Real Estate Assets)......      20,522
 6,000  Antah Hldgs BHD (Oil / Gas Exploration)...........       9,487
 4,000  Austral Amalgamated Tin (Financial Services)......       6,550
 4,000  Austral Enterprises (Food)........................       8,309
 5,000  Batu Kawan Berhard (Chemicals)....................      11,697
24,000  Berjaya Industrial (Hotels / Motels)..............      34,655
20,000  Berjaya Leisure BH (Hotels / Motels)..............      56,468
 4,000  Cement Industries of Malaysia (Construction
          Materials)......................................      12,746
 5,000  Cold Storage (Malay) BHD (Retail / Wholesale).....       9,519
10,000  Esso Malaysia BHD (Oil / Gas Exploration).........      27,427
Shares                                                        Market
------                                                        Value
                                                            ----------
        COMMON STOCKS (CONTINUED)
        MALAYSIA (CONTINUED)
22,000  Faber Group Berhad* (Transportation)..............  $   23,337
18,000  Far East Holdings Berhad
          (Food)..........................................      29,621
 4,000  Gadek (Malaysia) Berhad (Information Services)....      30,654
 3,000  IOI Properties (Real Estate Assets)...............       9,922
11,000  Island & Penisular Berhad (Food)..................      40,374
12,000  Keck Seng (Malaysia) BHD (Food)...................      16,843
 5,000  Kelang Container Terminal BHD (Transportation)....      13,209
 5,000  Kinta Kellas Plc. (Information Services)..........       6,413
16,000  Kuala Sidim Berhad (Food).........................      38,721
 3,000  Leisure Management Berhad (Hotels / Motels).......      15,004
36,000  Lion Land Berhad (Real Estate Assets).............      40,076
32,000  Malayan Cement BHD (Construction Materials).......      65,825
16,000  Malayan United Industries BH (Retail /
          Wholesale)......................................      12,584
13,000  Malaysian Helicopter Services BHD (Real Estate
          Assets).........................................      16,255
 1,000  Malaysian Pacific Industries BHD (Electronics)....       4,033
 4,000  Malaysian Plantation BHD (Financial Services).....       8,067
 2,666  Malaysian Plantation BHD--Rights* (Financial
          Services).......................................         430
 1,000  Matsushita Electric Co (Durable Goods)............       9,720
 5,000  MBF Capital Berhad (Banking)......................       8,833
13,000  Multi-Purpose Holding BHD (Holding Company).......      27,266
 8,000  Mycom BHD (Real Estate Assets)....................      10,584
 9,000  New Straits Times Press Berhad (Multimedia).......      55,177
 3,000  Olympia Industries BHD (Financial Services).......       3,037
 4,200  Oriental Holdings BHD (Retail / Wholesale)........      37,946
 3,000  Paramount Corp Berhad (Real Estate Assets)........       3,727
11,000  Pelangi Berhad (Real Estate Assets)...............      13,576
 4,000  Sapura Telecom BHD (Electronics)..................       7,583
10,000  Sarawak Enterprise Corp (Financial Services)......      16,537
 9,000  Sime UEP Properties Berhad (Real Estate Assets)...      21,236
 8,000  Sistem Televisyen Malaysia BHD (Multimedia).......      16,779
12,000  TA Enterprise Berhad (Financial Services).........      15,875
11,000  Tan Chong Motor BHD (Automobiles).................      21,296
 5,000  Uniphone Telecommunications BHD (Electronics).....       6,413
12,000  United Plantation Berhad
          (Food)..........................................      26,863
                                                            ----------
                                                               871,196
                                                            ----------

BARR ROSENBERG SERIES TRUST

INTERNATIONAL SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 1997
--------------------------------------------------------------------------------

Shares                                                        Market
------                                                        Value
                                                            ----------
        COMMON STOCKS (CONTINUED)
        NETHERLANDS--4.4%
 1,640  Apotheker Cooperatie OPG-CV (Retail /
          Wholesale)......................................  $   50,272
   180  Cap Volmac Group (Information Services)...........       6,525
 1,180  Gist--Brocade--CVA (Food).........................      38,625
   990  Konin Bijenkorf Beh (Retail / Wholesale)..........      74,680
 1,700  Koninklijke Hoogoven NV (Metals)..................      84,103
 1,260  NKF Holdings NV (Metals)..........................      32,780
 2,250  Stork NV (Homebuilders)...........................      94,967
 3,330  VIB NV (Real Estate Assets).......................      92,845
    70  Wegener NV (Multimedia)...........................       7,016
 1,460  Wereldhave NV (Retail / Wholesale)................      89,275
                                                            ----------
                                                               571,088
                                                            ----------
        NORWAY--0.9%
 2,200  Aker RGI ASA--A Shares (Construction Materials)...      59,019
 1,900  Norske Skogindustrie ASA (Forest Products &
          Paper)..........................................      58,890
                                                            ----------
                                                               117,909
                                                            ----------
        NEW ZEALAND--0.2%
29,000  DB Group Limited (Brewery)........................      19,545
 1,400  Independent News LT (Retail / Wholesale)..........       6,439
                                                            ----------
                                                                25,984
                                                            ----------
        SINGAPORE--2.2%
 2,000  Auric Pacific Group Ltd. (Retail / Wholesale).....       3,280
12,000  Chuan Hup Holdings Ltd. (Transportation)..........       8,303
 2,000  Focal Finance Ltd (Banking).......................       3,736
 5,000  GP Batteries Intl Ltd (Metals)....................      13,950
 6,000  Hong Leong Finance (Banking)......................      20,176
 4,000  HWA Hong Corporation (Transportation).............       6,642
 6,000  Intraco Ltd (Retail / Wholesale)..................       8,427
 8,000  Isetan (Singapore) (Retail / Wholesale)...........      15,499
26,000  Malayan Credit Ltd (Real Estate Assets)...........      44,074
 9,000  Resources Development Corp (Construction
          Materials)......................................      25,531
 9,000  Singapore Business Services (Multimedia)..........      47,949
 5,000  Singapore Reinsurance (Insurance).................       5,812
 6,000  Singapore Tech Aero (Aerospace / Defense).........       9,548
14,000  Singapore Tech Ind. (Information Services)........      34,290
 8,000  ST Computer Sys & Service (Information
          Services).......................................       5,701
 2,000  UTD Industrial CP (Real Estate Assets)............       1,619
12,000  WBL Corp Ltd (Photography Supplies)...............      29,060
                                                            ----------
                                                               283,597
                                                            ----------
Shares                                                        Market
------                                                        Value
                                                            ----------
        COMMON STOCKS (CONTINUED)
        SPAIN--3.0%
 4,000  Asturiana De Zinc SA* (Metals)....................  $   51,915
 3,000  Banco Pastor SA (Banking).........................     171,404
 5,000  Ebro Agricolas CIA (Food).........................      94,166
 1,200  OCP Construcciones SA (Homebuilders)..............      38,217
10,000  Sarrio SA (Forest Products & Paper)...............      35,551
                                                            ----------
                                                               391,253
                                                            ----------
        SWEDEN--5.3%
10,500  Avesta-Sheffield (Metals).........................     113,590
 2,700  Bergman & Beving AB (Electronics).................      84,222
   600  Cardo AB (Metals).................................      19,393
 4,500  Celsius AB--B Shares (Aerospace / Defense)........      86,312
 1,800  Esselte AB--Class A (Retail)......................      42,768
 2,000  Marieberg Tidnings AB--A Shares (Multimedia)......      54,687
 5,900  NCC AB--A Shares (Homebuilders)...................      78,315
   800  Ratos Forvaltnin AB (Retail / Wholesale)..........      31,538
   800  Ratos Forvaltnin--Rights (Retail / Wholesale)*....          85
 5,400  SKF AB (Metals)...................................     141,922
   400  SSAB (Metals).....................................       7,274
 1,800  Svedala Insustries (Metals).......................      35,122
                                                            ----------
                                                               695,228
                                                            ----------
        SWITZERLAND--4.4%
    90  Ascom Hldg AG (Communications)....................      96,272
   150  Basler Kantonalbank--PC (Banking).................      38,317
    50  Bucher Holding AG--Class B (Metals)...............      42,691
   100  Logitech Intl (Photography Supplies)..............      19,020
   780  Oerlikon--Buhrle HD* (Financial Services).........      78,374
    80  Publicitas Holdings (Information Services)........      14,411
    90  Schindler-Holding AG (Metals).....................     102,764
   140  Sibra Holding SA* (Brewery).......................      28,183
   120  Swissair--Registered* (Airlines)..................     106,955
   200  Valora Holding AG (Hotels / Motels)...............      43,732
                                                            ----------
                                                               570,719
                                                            ----------
        UNITED KINGDOM--14.9%
 6,000  600 Group plc (Metals)............................      12,709
63,000  Aegis Group plc (Multimedia)......................      64,654
34,000  AMEC (Homebuilders)...............................      77,880
 3,000  Anglican Group (Construction Materials)...........      11,995
58,000  APV PLC (Metals)..................................      63,332
71,000  Bardon Group plc (Construction Materials).........      47,216
25,000  Bibby (J.) & Sons plc (Retail / Wholesale)........      77,584
16,000  Bladgen Industries (Metals).......................      50,574
12,000  Bullough plc (Metals).............................      22,463
28,000  C.E. Health plc (Insurance).......................      46,666

BARR ROSENBERG SERIES TRUST

INTERNATIONAL SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 1997
--------------------------------------------------------------------------------

Shares                                                        Market
------                                                        Value
                                                            ----------
        COMMON STOCKS (CONTINUED)
        UNITED KINGDOM (CONTINUED)
 3,000  Cape (Construction Materials).....................  $    8,251
30,000  Cloride Group plc (Electronics)...................      17,241
17,000  Concentric plc (Information Services).............      39,359
38,000  Cordiant plc* (Multimedia)........................      77,059
14,000  Dawson International (Textiles)...................      15,402
 7,000  Eis Group plc (Electronics).......................      40,344
12,000  Exco (Banking)....................................      11,724
13,000  George Wimpey plc (Homebuilders)..................      30,952
16,000  Grampian Holdings (Pharmaceutical)................      32,446
22,000  Haden Maclellan HD (Metals).......................      44,974
 3,000  Hambros (Financial Services)......................      11,699
14,000  Hogg Robinson plc (Transportation)................      45,172
21,000  Howden Group plc (Metals).........................      44,309
30,000  Iceland Group plc (Retail / Wholesale)............      46,058
14,000  Jardine Lloyd Thompson Group (Insurance)..........      44,482
10,000  Johnson Group Cleaners plc (Information
          Services).......................................      47,618
 3,000  Lex Service plc (Retail / Wholesale)..............      16,576
11,000  London & Manchester Group plc (Insurance).........      75,318
 3,000  London Forfaiting Co. plc
          (Banking).......................................      18,669
45,000  London Merchant Securities plc (Real Estate
          Assets).........................................      84,604
 7,000  London Pacific Group Ltd (Financial Services).....      25,229
 4,000  Macro 4 plc (Information Services)................      26,600
 4,000  Manders plc (Chemicals)...........................      11,264
 6,000  Marley (Household Products).......................      12,414
Shares                                                        Market
------                                                        Value
                                                            ----------
        COMMON STOCKS (CONTINUED)
        UNITED KINGDOM (CONTINUED)
14,000  Marston Thompson & Evershed plc
          (Brewery).......................................  $   66,072
22,000  Mathews (Berhard) plc (Food)......................      46,239
 3,000  Micro Focus Group* (Information Services).........      61,698
28,000  Mowlem (John) & Co plc (Homebuilders).............      52,872
10,000  National Home LNS (Banking).......................      25,697
 3,000  Nestor--BNA plc (Information Services)............       6,527
42,000  Pentland Group plc (Retail / Wholesale)...........      77,929
 4,000  Perkins Foods plc (Retail / Wholesale)............       5,517
 2,000  Portsmith & SundNew (Multimedia)..................      27,257
26,000  Premier Oil plc (Oil / Gas Exploration)...........      15,156
59,000  Readicut International plc (Textiles).............      37,056
 3,000  Scholl plc (Pharmaceutical).......................      15,468
 4,000  Sema Group plc (Information Services).............      88,119
25,000  TC Group plc (Health).............................      48,234
 9,000  Wagon Indl Hldgs (Metals).........................      42,265
 2,000  Wolverhampton & Dudley Breweries plc (Brewery)....      21,970
                                                            ----------
                                                             1,940,913
                                                            ----------
        TOTAL INVESTMENTS (COST $11,877,130)-- 91.4%......  11,918,479
        OTHER ASSETS LESS LIABILITIES--8.6%...............   1,125,606
                                                            ----------
        NET ASSETS--100.0%................................  $13,044,085
                                                            ----------
                                                            ----------

* Non income producing security

BARR ROSENBERG SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 1997
--------------------------------------------------------------------------------

                                                                                                           INTERNATIONAL
                                                                           U.S. SMALL                          SMALL
                                                                          CAPITALIZATION                  CAPITALIZATION
                                                                             SERIES      JAPAN SERIES         SERIES
                                                                          -------------  -------------  -------------------
ASSETS:
Investments, at value (cost $72,230,266, $1,205,407 and $11,877,130,
  respectively).........................................................   $77,768,617    $   977,457       $11,918,479
Short-term investments (cost $6,425,000, $0 and $0, respectively).......     6,425,000             --                --
Foreign currency, at value (cost: $0, $44,726 and $844,487,
  respectively).........................................................            --         44,759           852,497
Cash....................................................................           397          9,607           934,407
Receivable for Fund shares sold.........................................     3,584,760             --           206,630
Receivable for investments sold.........................................       934,617         20,791            17,021
Dividends and interest receivable.......................................        69,321          4,466            31,036
Receivable from Manager.................................................        17,045         33,264           174,823
Collateral for securities loaned, at value..............................     3,427,810             --                --
                                                                          -------------  -------------  -------------------
    Total assets........................................................    92,227,567      1,090,344        14,134,893
                                                                          -------------  -------------  -------------------
LIABILITIES:
Payable for investments purchased.......................................     3,945,095         27,637           974,468
Payable for Fund shares repurchased.....................................         4,777             --                --
Accrued:
  Advisory fee..........................................................            --             --                --
  Audit/tax fee.........................................................        34,500         10,000            19,500
  Custodian fee.........................................................        19,700          6,875            30,500
  Transfer agent fees...................................................         7,125          4,735             4,400
  Fund accounting fees..................................................        25,568         11,521            18,866
  Printing expenses.....................................................        20,031          5,460            13,462
  Legal fee.............................................................        27,089          1,185             2,149
  Trustees' fee.........................................................        10,171            207             1,122
  Other.................................................................         7,003            746            26,341
Collateral on securities loaned, at value...............................     3,427,810             --                --
                                                                          -------------  -------------  -------------------
    Total liabilities...................................................     7,528,869         68,366         1,090,808
                                                                          -------------  -------------  -------------------
NET ASSETS..............................................................   $84,698,698    $ 1,021,978       $13,044,085
                                                                          -------------  -------------  -------------------
                                                                          -------------  -------------  -------------------
Shares of beneficial interest outstanding--Institutional Shares     ....    11,509,856        162,666         1,269,278
                                                                          -------------  -------------  -------------------
                                                                          -------------  -------------  -------------------
Net Asset Value Per Share--Institutional Shares.........................   $      7.13    $      6.20       $     10.13
                                                                          -------------  -------------  -------------------
                                                                          -------------  -------------  -------------------
Shares of beneficial interest outstanding--Select Shares................       332,895          2,048            18,227
                                                                          -------------  -------------  -------------------
                                                                          -------------  -------------  -------------------
Net Asset Value Per Share--Select Shares................................   $      7.13    $      6.20       $     10.13
                                                                          -------------  -------------  -------------------
                                                                          -------------  -------------  -------------------
Shares of beneficial interest outstanding--Adviser Shares...............        29,170             --                --
                                                                          -------------  -------------  -------------------
                                                                          -------------  -------------  -------------------
Net Asset Value Per Share--Adviser Shares...............................   $      7.14             --                --
                                                                          -------------  -------------  -------------------
                                                                          -------------  -------------  -------------------
NET ASSETS CONSIST OF:
Paid-in capital.........................................................   $71,758,998    $ 1,697,428       $12,989,938
Accumulated undistributed net investment income.........................       287,904          1,523            18,047
Accumulated net realized gain/(loss) on investments, futures and foreign
  currency transactions.................................................     7,113,445       (449,056)           (3,804)
Net unrealized appreciation/(depreciation) on investments...............     5,538,351       (227,950)           41,349
Net unrealized appreciation/(depreciation) on foreign currencies and
  foreign currency transactions.........................................            --             33            (1,445)
                                                                          -------------  -------------  -------------------
NET ASSETS..............................................................   $84,698,698    $ 1,021,978       $13,044,085
                                                                          -------------  -------------  -------------------
                                                                          -------------  -------------  -------------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 1997
--------------------------------------------------------------------------------

                                                                         U.S. SMALL                   INTERNATIONAL SMALL
                                                                        CAPITALIZATION                  CAPITALIZATION
                                                                           SERIES      JAPAN SERIES         SERIES*
                                                                        -------------  -------------  -------------------
Investment income:
  Dividends (Net of withholding tax of $0, $1,421 and $2,495,
    respectively).....................................................   $   821,417    $     8,421       $    55,861
  Interest............................................................        30,826             30                --
  Security lending fees (Net of related expenses).....................        26,593             --                --
  Miscellaneous.......................................................        11,330             --             1,546
                                                                        -------------  -------------       ----------
                                                                             890,166          8,451            57,407
                                                                        -------------  -------------       ----------
Expenses:
  Advisory fee........................................................       544,082         12,153            35,711
  Audit/tax fees......................................................        34,500         14,500            22,000
  Custodian fee.......................................................        77,398         32,246            82,480
  Fund accounting fees................................................        61,341         35,771            63,686
  Registration fees...................................................        31,899         31,899            26,292
  Legal fee...........................................................        27,264          1,185             2,149
  Reports to shareholders.............................................        23,364          7,964            15,016
  Trustees' fee.......................................................        58,370          1,188             6,442
  Transfer Agent......................................................        17,128         11,869             7,577
  Administration......................................................        81,281          1,535             5,357
  Miscellaneous.......................................................        21,078         18,494             2,752
                                                                        -------------  -------------       ----------
    Total expenses before waivers/reimbursements by Manager and
      Administrator...................................................       977,705        168,804           269,462
    Less expenses waived/reimbursed by Manager and Administrator            (307,646)      (152,231)         (215,891)
                                                                        -------------  -------------       ----------
Net expenses..........................................................       670,059         16,573            53,571
                                                                        -------------  -------------       ----------
Net investment income/(loss)..........................................       220,107         (8,122)            3,836
                                                                        -------------  -------------       ----------
Net Realized and Unrealized Gain/(Loss) on Investments, Futures and
  Foreign Currency Transactions:
  Investments and closed futures contracts............................    17,711,789        (85,833)           22,948
  Foreign currency transactions.......................................            --         (2,916)          (18,950)
Net change in unrealized appreciation/(depreciation) on:
  Investments and futures contracts...................................    (7,399,127)      (303,816)           41,349
  Foreign currency transactions.......................................            --            184            (1,445)
                                                                        -------------  -------------       ----------
Net realized and unrealized gain/(loss) on investments................    10,312,662       (392,381)           43,902
                                                                        -------------  -------------       ----------
Net increase/(decrease) in net assets resulting from operations.......   $10,532,769    $  (400,503)      $    47,738
                                                                        -------------  -------------       ----------
                                                                        -------------  -------------       ----------

--------------

*From commencement of operations on September 23, 1996.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               U.S. SMALL CAPITALIZATION
                                                                                                         SERIES
                                                                                              ----------------------------
                                                                                                  YEAR ENDED MARCH 31,
                                                                                              ----------------------------
                                                                                                   1997           1996
                                                                                              --------------  ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income...................................................................   $    220,107   $    299,665
    Net realized gain on investments........................................................     17,711,789     16,565,303
    Net change in unrealized appreciation/(depreciation) on investments.....................     (7,399,127)     2,415,710
                                                                                              --------------  ------------
Net increase in net assets resulting from operations........................................     10,532,769     19,280,678
                                                                                              --------------  ------------
Distributions to shareholders from:
  Net investment income
    Institutional Shares....................................................................       (303,002)       (68,162)
    Select Shares...........................................................................           (737)            --
    Adviser Shares..........................................................................             --             --
                                                                                              --------------  ------------
                                                                                                   (303,739)       (68,162)
                                                                                              --------------  ------------
  Net realized gain on investments
    Institutional Shares....................................................................    (11,414,463)   (13,123,399)
    Select Shares...........................................................................        (27,774)            --
    Adviser Shares..........................................................................             --             --
                                                                                              --------------  ------------
                                                                                                (11,442,237)   (13,123,399)
                                                                                              --------------  ------------
      Net decrease in net assets resulting from distributions...............................    (11,745,976)   (13,191,561)
                                                                                              --------------  ------------
Increase from capital share transactions:
  Proceeds from sales of shares:
    Institutional Shares....................................................................     37,301,805        864,466
    Select Shares...........................................................................      2,444,377             --
    Adviser Shares..........................................................................        214,705             --
                                                                                              --------------  ------------
                                                                                                 39,960,887        864,466
                                                                                              --------------  ------------
  Issued on reinvestment of distributions:
    Institutional Shares....................................................................     11,649,326     12,388,255
    Select Shares...........................................................................         28,511             --
    Adviser Shares..........................................................................             --             --
                                                                                              --------------  ------------
                                                                                                 11,677,837     12,388,255
                                                                                              --------------  ------------
  Cost of shares redeemed:
    Institutional Shares....................................................................    (25,851,211)   (16,243,000)
    Select Shares...........................................................................        (13,123)            --
    Adviser Shares..........................................................................             --             --
                                                                                              --------------  ------------
                                                                                                (25,864,334)   (16,243,000)
                                                                                              --------------  ------------
Increase in net assets from subscription/redemption fees (Note 7)...........................         91,993         37,169
                                                                                              --------------  ------------
  Net increase (decrease) in net assets from capital share transactions.....................     25,866,383     (2,953,110)
                                                                                              --------------  ------------
Total increase in net assets................................................................     24,653,176      3,136,007
Net assets:
  Beginning of period.......................................................................     60,045,522     56,909,515
                                                                                              --------------  ------------
  End of period.............................................................................   $ 84,698,698   $ 60,045,522
                                                                                              --------------  ------------
                                                                                              --------------  ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST

--------------------------------------------------------------------------------

                                                                                                            INTERNATIONAL
                                                                                                                SMALL
                                                                                      JAPAN SERIES          CAPITALIZATION
                                                                               ---------------------------      SERIES
                                                                                                            --------------
                                                                                  YEAR ENDED MARCH 31,       PERIOD ENDED
                                                                               ---------------------------    MARCH 31,
                                                                                    1997          1996          1997*
                                                                               --------------  -----------  --------------
Increase (decrease) in net assets:
  Operations:
    Net investment income/(loss).............................................   $     (8,122)  $    (2,960)  $      3,836
    Net realized gain/(loss) on investments and closed futures contracts.....        (85,833)      (14,977)        22,948
    Net realized gain/(loss) on foreign currency transactions................         (2,916)       (2,537)       (18,950)
    Net change in unrealized appreciation/(depreciation) on investments and
      futures contracts......................................................       (303,816)        3,105         41,349
    Net change in unrealized appreciation/(depreciation) on foreign
      currencies and foreign currency transactions...........................            184          (961)        (1,445)
                                                                               --------------  -----------  --------------
Net increase/(decrease) in net assets resulting from operations..............       (400,503)      (18,330)        47,738
                                                                               --------------  -----------  --------------
Distributions to shareholders from:
  Net investment income
    Institutional Shares.....................................................         (6,516)      (12,014)            --
    Select Shares............................................................            (51)           --             --
                                                                               --------------  -----------  --------------
                                                                                      (6,567)      (12,014)            --
                                                                               --------------  -----------  --------------
  In excess of net investment income:
    Institutional Shares.....................................................         (3,887)           --             --
    Select Shares............................................................            (30)           --             --
                                                                               --------------  -----------  --------------
                                                                                      (3,917)           --             --
                                                                               --------------  -----------  --------------
      Net decrease in net assets resulting from distributions................        (10,484)      (12,014)            --
                                                                               --------------  -----------  --------------
Increase from capital share transactions:
  Proceeds from sales of shares:
    Institutional Shares.....................................................         28,862            --     13,079,322
    Select Shares............................................................         14,937            --        182,551
                                                                               --------------  -----------  --------------
                                                                                      43,799            --     13,261,873
                                                                               --------------  -----------  --------------
  Issued on reinvestment of distributions:
    Institutional Shares.....................................................         10,403        12,014             --
    Select Shares............................................................             81            --             --
                                                                               --------------  -----------  --------------
                                                                                      10,484        12,014             --
                                                                               --------------  -----------  --------------
  Cost of shares redeemed:
    Institutional Shares.....................................................             --            --       (332,298)
    Select Shares............................................................             --            --             --
                                                                               --------------  -----------  --------------
                                                                                          --            --       (332,298)
                                                                               --------------  -----------  --------------
Increase in net assets from subscription/redemption fees (Note 7)............            310            --         66,772
                                                                               --------------  -----------  --------------
Proceeds of Capital Contribution by Manager..................................             --        12,065             --
                                                                               --------------  -----------  --------------
  Net increase in net assets from capital share transactions.................         54,593        24,079     12,996,347
                                                                               --------------  -----------  --------------
Total increase (decrease) in net assets......................................       (356,394)       (6,265)    13,044,085
Net assets:
  Beginning of period........................................................      1,378,372     1,384,637             --
                                                                               --------------  -----------  --------------
  End of period..............................................................   $  1,021,978   $ 1,378,372   $ 13,044,085
                                                                               --------------  -----------  --------------
                                                                               --------------  -----------  --------------

----------------
*From Commencement of Operations on September 23, 1996.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 1997
--------------------------------------------------------------------------------

   NOTE 1. -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. Barr Rosenberg Series Trust (the "Trust") is an open-end diversified management investment company offering three portfolios: U.S. Small Capitalization Series, International Small Capitalization Series and Japan Series (the "Funds"), or individually (the "Fund"), with differing objectives and strategies. Each Fund is authorized to issue three classes of shares: Institutional Shares, Select Shares and Adviser Shares (currently, Adviser Shares are offered only in the U.S. Small Capitalization Series). The classes differ primarily with respect to the level of Shareholder Service Fee and Distribution Fee borne by each class. In addition, an investor's eligibility to purchase each of the three classes of shares generally depends on the amount invested in a particular Fund and on whether the investor makes the investment in the Fund directly or through a financial adviser. The Trust was established as a Massachusetts business trust under the laws of Massachusetts on April 1, 1988.

    During the fiscal year ended March 31, 1997, there were no Shareholder Service Fees or Distribution Fees incurred by any of the Funds.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. Certain amounts for the year ended March 31, 1996 have been reclassified to conform to 1997 financial statement presentation.

    SECURITY VALUATION

    Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the close of each business day. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees.

    SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

    Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Corporate actions (including cash dividends) are recorded on the ex-date or as soon after the ex-date as the fund becomes aware of such action, net of any non-refundable tax withholdings. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

    FOREIGN CURRENCY TRANSACTIONS

    All monetary items denominated in foreign currencies are translated to U.S. dollars based upon the prevailing exchange rate at the close of each business day. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. Further, the effects of

BARR ROSENBERG SERIES TRUST

--------------------------------------------------------------------------------
    changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

    DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES

    Expenses specific to an individual Fund are charged to that Fund. Common expenses are allocated to each Fund based on their relative shares outstanding. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of shares outstanding attributed to each class at the beginning of each day. Distribution expenses are solely borne by and charged to the Select Shares; Shareholder Service fees may only be charged to the Select Shares and Adviser Shares.

    DISTRIBUTIONS

    Distributions to shareholders are recorded on the ex-dividend date. Distributions are made on a tax basis which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and wash sales for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

    OTHER

    The Japan Series and the International Small Capitalization Series pursue their respective objectives by investing in foreign securities. There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

    The Japan Series may purchase futures contracts on the Tokyo Stock Price Index ("TOPIX") or the NIKKEI 225 Index ("NIKKEI") to manage its exposure to the Tokyo Stock Exchange. Buying futures tends to increase the Fund's exposure to the underlying instrument. The use of futures contracts involves certain risks, which include (1) the imperfect correlation between the price movement of the contracts and the underlying securities, or (2) the inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or the underlying securities. Futures contracts (secured by securities deposited with brokers as "initial margin") are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains and losses in the Statement of Operations. There were no open futures contracts as of March 31, 1997.

    NOTE 2 -- MANAGEMENT AND ADMINISTRATION FEES. Rosenberg Institutional Equity Management (the "Manager") provides advisory and management services to the Funds under separate management contracts.

    Compensation of the Manager for the U.S. Small Capitalization Series is payable quarterly at an annual rate based on a percentage of the Fund's average daily net assets. The annual rate in effect for the period April 1, 1996 through August 5, 1996 was .80% of the Fund's average daily net assets. For the period August 6, 1996 through March 31, 1997, that rate increased to .90%. The Manager has agreed with the U.S. Small Capitalization Series to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding the Shareholder Service Fee, the Distribution Fee,

BARR ROSENBERG SERIES TRUST

--------------------------------------------------------------------------------
brokerage commissions and transfer taxes) to 1.15% of the Fund's average daily net assets for the period August 6, 1996 through March 31, 1997 (for the period April 1, 1996 through August 5, 1996, the limitation was .90% of the Fund's average daily net assets).

    Compensation of the Manager for the Japan Series and the International Small Capitalization Series is payable quarterly at an annual rate based on a percentage of the Fund's average daily net assets. For the Japan Series, the annual rate in effect for the period April 1, 1996 through August 5, 1996 was
 .90% of the Fund's average daily net assets. For the period August 6, 1996 through March 31, 1997, that rate increased to 1.00%. The annual rate for the International Small Capitalization Series is 1.00% of the Fund's average daily net assets. The Manager has agreed with the Japan Series to reduce its fee until further notice to the extent necessary to limit the Funds' annual expenses (including the management fee but excluding the Shareholder Service Fee, the Distribution Fee, brokerage commissions and transfer taxes) to 1.50% of the Fund's average daily net assets for the period August 6, 1996 through March 31, 1997 (for the period April 1, 1996 through August 5, 1996, the limitation was 1.00% of the Fund's average daily net assets). Similarly, the Manager has agreed with the International Small Capitalization Series to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding the Shareholder Service Fee, the Distribution Fee, brokerage commissions and transfer taxes) to 1.50% (annualized) of the Fund's average daily net assets.

    During the fiscal years ended March 31, 1996 and March 31, 1995, the Manager, who was also the sole Institutional Class shareholder in the Japan Series, received 1,341 and 1,741 Institutional shares, respectively, of the Fund in return for the forgiveness of certain amounts owed by the Fund to the Manager at March 31, 1995 and March 31, 1994, respectively.

    In addition, in accordance with the Administration Agreement between BISYS Fund Services Limited Partnership and the Japan Series and International Small Capitalization Series, no administration fees will be charged until the respective Fund's net assets reach $25 million.

    NOTE 3 -- FEDERAL TAXATION. It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes. As of March 31, 1997, the Japan Series had a capital loss carryover of approximately $365,157 available to offset future realized capital gains, of which $258,946, $69,379, $15,997 and $20,835 will expire on March 31 of the years 2000, 2001, 2002, and 2004, respectively. In order to meet certain excise tax distribution requirements, each Fund is required to measure and distribute annually, net capital gains and net foreign currency gains realized during a twelve-month period ending October 31. In connection with this, each Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses or net foreign currency losses incurred between November 1, and the end of its fiscal year. The Japan Series has elected to defer to its fiscal year ending March 31, 1998 approximately $83,902 of losses occurring during the period November 1, 1996 to March 31, 1997.

    For federal tax purposes at March 31, 1997 the amounts of unrealized appreciation/depreciation and the cost of portfolio securities were as follows:

                                                                                             NET UNREALIZED
                                                                UNREALIZED     UNREALIZED     APPRECIATION/      COST OF
                                                               APPRECIATION   DEPRECIATION    DEPRECIATION     SECURITIES
                                                               -------------  -------------  ---------------  -------------
U.S. Small Capitalization Series.............................   $ 9,125,914    $(3,626,825)   $   5,499,089   $  72,269,528
Japan Series.................................................   $    30,805    $  (258,755)   $    (227,950)  $   1,205,407
International Small Capitalization Series....................   $   766,372    $  (799,818)   $     (33,446)  $  11,951,925

BARR ROSENBERG SERIES TRUST

--------------------------------------------------------------------------------

    NOTE 4 -- SECURITY PURCHASES AND SALES. For the period ended March 31, 1997 (excluding short term securities and foreign currency):

                                                                                      PURCHASES OF
                                                                                        PORTFOLIO       SALES OF PORTFOLIO
                                                                                       SECURITIES           SECURITIES
                                                                                   -------------------  -------------------
U.S. Small Capitalization Series.................................................    $    87,155,366      $    79,237,384
Japan Series.....................................................................    $       667,735      $       649,065
International Small Capitalization Series........................................    $    12,345,956      $       491,774

    NOTE 5 -- PRINCIPAL SHAREHOLDERS. Fund shareholders who each held in excess of 10% of the relevant Fund's shares outstanding at March 31, 1997 held the following aggregate percentages of the respective Fund's shares:

FUND                                                                                  % OF FUND'S SHARES
----------------------------------------------------------------------------------  -----------------------
U.S. Small Capitalization.........................................................                 68%
Japan.............................................................................                 97%
International Small Capitalization................................................                 87%

    NOTE 6 -- TRUSTEE FEES. The unaffiliated Trustees each receive an annual Trustee's fee of $23,000 plus a $2,500 meeting fee for each Trustee meeting attended.

    NOTE 7 -- SALES AND REDEMPTIONS OF SHARES. Effective March 27, 1997, the purchase premiums and redemption premiums charged by each of the Funds on purchases and redemptions of fund shares were eliminated. Prior to that date, the premium charged on both purchases and redemptions was .25% of the net asset value of shares purchased or redeemed from the U.S. Small Capitalization Series and .50% of the net asset value of shares purchased or redeemed from the Japan Series and the International Small Capitalization Series. All purchase and redemption premiums were paid to, and retained by, the relevant Fund. Purchase and redemption premiums were not charged on in-kind transactions and reinvested distributions or dividends.

    The following table sets forth the total premium amounts retained by each Fund during the last two fiscal years:

                                                                                                       YEAR ENDED MARCH 31,
                                                                                                       --------------------
                                                                                                         1997       1996
                                                                                                       ---------  ---------
U.S. Small Capitalization Series.....................................................................  $  91,993  $  37,169
Japan Series.........................................................................................  $     310     --
International Small Capitalization Series*...........................................................  $  66,772     --

BARR ROSENBERG SERIES TRUST

--------------------------------------------------------------------------------

    Transactions in shares of each of the Funds for the last two fiscal years was as follows:

                                                                       YEAR ENDED                        YEAR ENDED
                                                                     MARCH 31, 1997                    MARCH 31, 1996
                                                         ---------------------------------------  ------------------------
                                                          U.S. SMALL                INT'L SMALL    U.S. SMALL
                                                         CAPITALIZATION   JAPAN    CAPITALIZATION CAPITALIZATION   JAPAN
                                                            SERIES       SERIES       SERIES*        SERIES       SERIES
                                                         -------------  ---------  -------------  -------------  ---------
Shares sold:
    Institutional......................................     4,959,032       4,038     1,302,391        117,734          --
    Select.............................................       330,552       2,037        18,227             --          --
    Adviser............................................        29,170          --            --             --          --
                                                         -------------  ---------  -------------  -------------  ---------
                                                            5,318,754       6,075     1,320,618        117,734          --
                                                         -------------  ---------  -------------  -------------  ---------
Capital contribution                                               --          --            --             --       1,341
                                                         -------------  ---------  -------------  -------------  ---------
Issued upon reinvestment of dividends:
    Institutional......................................     1,680,999       1,400            --      1,744,825       1,405
    Select.............................................         4,085          11            --             --          --
    Adviser............................................            --          --            --             --          --
                                                         -------------  ---------  -------------  -------------  ---------
                                                            1,685,084       1,411            --      1,744,825       1,405
                                                         -------------  ---------  -------------  -------------  ---------
Shares redeemed:
    Institutional......................................    (3,032,383)         --       (33,113)    (2,124,487)         --
    Select.............................................        (1,742)         --            --             --          --
    Adviser............................................            --          --            --             --          --
                                                         -------------  ---------  -------------  -------------  ---------
                                                           (3,034,125)         --       (33,113)    (2,124,487)         --
                                                         -------------  ---------  -------------  -------------  ---------
Net Increase/(Decrease):
    Institutional......................................     3,607,648       5,438     1,269,278       (261,928)      2,746
    Select.............................................       332,895       2,048        18,227             --          --
    Adviser............................................        29,170          --            --             --          --
                                                         -------------  ---------  -------------  -------------  ---------
                                                            3,969,713       7,486     1,287,505       (261,928)      2,746
                                                         -------------  ---------  -------------  -------------  ---------
                                                         -------------  ---------  -------------  -------------  ---------

* The Fund commenced operations on September 23, 1996

    NOTE 8 -- SECURITY LENDING PROGRAM. Under the Security Lending Program, securities held by the U.S. Small Capitalization Series were loaned by State Street Bank, as agent, to certain brokers (the "Borrowers"). The Borrowers provided cash as collateral against loans in an amount at least equal to 100% of the market value of the loaned securities.

    At March 31, 1997, the value of securities loaned amounted to $3,137,776 against which cash collateral of $3,427,810 was held. Cash provided is invested in short-term investments. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the U.S. Small Capitalization Series and State Street Bank in its capacity as lending agent. The U.S. Small Capitalization Series bears the risk of loss with respect to the investment of the cash collateral.

    NOTE 9 -- LINE OF CREDIT. Lines of credit in the amount of $250,000 for the Japan Series and $2,000,000 for the International Small Capitalization Series have been established by the custodian for the purposes of foreign exchange contracts. The maximum daily settlement amount under the line of credit is $125,000 for the Japan Series and $1,000,000 for the International Small Capitalization Series.

    NOTE 10 -- CONCENTRATION OF CREDIT. At March 31, 1997, the Japan Series had the following industry concentrations in excess of 10% of its net assets:
Banking--12.5%; Electrical Equipment--12.7% and Electronics--13.8%. In addition, the International Small Capitalization Series had in excess of 10% of its net assets invested in Japan (17.7%) and the United Kingdom (14.9%).

BARR ROSENBERG SERIES TRUST

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                  U.S. SMALL CAPITALIZATION SERIES
                                         ----------------------------------------------------------------------------------
                                                                    FOR THE YEAR ENDED MARCH 31,
                                         ----------------------------------------------------------------------------------
                                                          1997
                                         --------------------------------------
                                         INSTITUTIONAL   SELECT       ADVISER
                                            SHARES     SHARES (1)   SHARES (2)     1996       1995       1994       1993
                                         ------------  -----------  -----------  ---------  ---------  ---------  ---------
Net asset value at beginning of
  period...............................   $     7.60    $    8.49    $    7.38   $    6.97  $    7.36  $   12.33  $   12.04
                                         ------------  -----------  -----------  ---------  ---------  ---------  ---------
Income from Investment Operations:
    Net investment income*.............         0.04         0.07         0.02        0.03       0.01       0.08       0.13
    Net realized and unrealized gain on
      investments and foreign
      currency.........................         1.39         0.47        (0.26)       2.34       0.78       1.28       2.31
                                         ------------  -----------  -----------  ---------  ---------  ---------  ---------
    Total from investment operations...         1.43         0.54        (0.24)       2.37       0.79       1.36       2.44
                                         ------------  -----------  -----------  ---------  ---------  ---------  ---------
Distributions to shareholders from:
    Net investment income..............        (0.05)       (0.05)          --       (0.01)     (0.08)     (0.14)     (0.10)
    Net realized gain on investments...        (1.85)       (1.85)          --       (1.73)     (1.10)     (6.19)     (2.05)
                                         ------------  -----------  -----------  ---------  ---------  ---------  ---------
                                               (1.90)       (1.90)          --       (1.74)     (1.18)     (6.33)     (2.15)
                                         ------------  -----------  -----------  ---------  ---------  ---------  ---------
Net asset value at end of period.......   $     7.13    $    7.13    $    7.14   $    7.60  $    6.97  $    7.36  $   12.33
                                         ------------  -----------  -----------  ---------  ---------  ---------  ---------
                                         ------------  -----------  -----------  ---------  ---------  ---------  ---------
Total return**.........................        19.53%        6.84%       (3.25)%     35.69%     12.21%     12.83%     22.51%
Net assets, end of period (000)........   $   82,116    $   2,375    $     208   $  60,046  $  56,910  $  52,500  $  69,458
Ratio of net expenses to average daily
  net assets (a).......................         1.07%        1.15%+       1.15%+      0.90%      0.90%      0.90%      0.90%
Ratio of expenses to average daily net
  assets before waiver/reimbursement...         1.54%        1.54%+       1.54%+      1.15%      1.17%      1.14%      1.03%
Ratio of net investment income to
  average daily net assets.............         0.35%        0.46%+       0.46%+      0.47%      0.60%      0.60%      0.59%
Portfolio turnover rate................       126.83%      126.83%      126.83%      71.87%     57.27%     59.61%     32.61%
Average commission rate................   $   0.0327    $  0.0327    $  0.0327          --         --         --         --

--------------

 * Net of fees and expenses waived/reimbursed by the Manager (and Administrator for 1997) in the amount of $0.04, $0.04, $0.04, $0.02, $0.01, $0.05 and $0.03 per share, respectively.

** Total return would have been lower had certain fees and expenses not been waived/reimbursed by the Manager (and Administrator for 1997).

 + Computed on an annualized basis.

(a) Difference in expense ratios between classes for 1997 is due to the change in the maximum expense ratio charged to the Fund during the year and the introduction of the Select and Adviser Shares after such change.

(1) Shares of the Class were first offered for sale to investors on October 22, 1996.

(2) Shares of the Class were first offered for sale to investors on January 21, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                         JAPAN SERIES
                                ---------------------------------------------------------------
                                                 FOR THE YEAR ENDED MARCH 31,
                                ---------------------------------------------------------------
                                            1997
                                -----------------------------
                                INSTITUTIONAL   SELECT SHARES
                                   SHARES            (1)         1996    1995    1994    1993
                                -------------   -------------   ------  ------  ------  -------
Net asset value at beginning
  of period...................     $  8.77         $  8.08      $ 8.96  $ 8.25  $ 6.94  $  6.15
                                -------------   -------------   ------  ------  ------  -------
Income from Investment
  Operations:
    Net investment income*....       (0.05)(a)       (0.01)(a)    0.04    0.10   (0.01)    0.02
    Net realized and
      unrealized gain on
      investments and foreign
      currency................       (2.45)          (1.80)      (0.15)   0.63    1.41     0.84
                                -------------   -------------   ------  ------  ------  -------
    Total from investment
      operations..............       (2.50)          (1.81)      (0.11)   0.73    1.40     0.86
                                -------------   -------------   ------  ------  ------  -------
Distributions to shareholders
  from:
    Net investment income.....       (0.04)          (0.04)         --      --      --    (0.07)
    In excess of net
      investment income.......       (0.03)          (0.03)      (0.08)  (0.02)  (0.09)      --
                                -------------   -------------   ------  ------  ------  -------
                                     (0.07)          (0.07)      (0.08)  (0.02)  (0.09)   (0.07)
                                -------------   -------------   ------  ------  ------  -------
Net asset value at end of
  period......................     $  6.20         $  6.20      $ 8.77  $ 8.96  $ 8.25  $  6.94
                                -------------   -------------   ------  ------  ------  -------
                                -------------   -------------   ------  ------  ------  -------
Total return**................      (28.68)%        (22.59)%     (1.20)%   8.86%  20.35%   14.24%
Net assets, end of period
  (000).......................     $ 1,009         $    13      $1,378  $1,385  $1,258  $ 1,044
Ratio of net expenses to
  average daily net assets
  (b).........................        1.42%           1.50%+      1.00%   1.00%   1.00%    0.70%
Ratio of expenses to average
  daily net assets before
  waiver/reimbursement........       13.33%          13.33%+      7.16%   7.02%   7.63%   10.70%
Ratio of net investment
  income/(loss) to average
  daily net assets............       (0.63)%          0.00%+     (0.22)%  (0.20)%  (0.26)%    0.37%
Portfolio turnover rate.......       51.70%          51.70%      60.60%  57.10%  74.60%  162.10%
Average commission rate.......     $0.0165         $0.0165          --      --      --       --

--------------

 * Net of fees and expenses waived/reimbursed by the Manager (and Administrator for 1997) in the amount of $0.95, $0.95, $0.38, $0.67, $0.49 and $0.59 per share, respectively.

** Total return would have been lower had certain fees and expenses not been waived/reimbursed by the Manager (and Administrator for 1997).

(a) Calculated based on the average shares outstanding during the period.

(b) Difference in expense ratios between classes for 1997 is due to the change in the maximum expense ratio charged to the Fund during the year and the introduction of the Select Shares after such change.

 + Computed on an annualized basis.

(1) Shares of the Class were first offered for sale to investors on October 22, 1996.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                              INTERNATIONAL SMALL CAPITALIZATION FUND
-----------------------------------------------------------------------------------------------------
                                                                                   SEPTEMBER 23, 1996
                                                                         (COMMENCEMENT OF OPERATIONS)
                                                                               THROUGH MARCH 31, 1997
-----------------------------------------------------------------------------------------------------

                                                                        INSTITUTIONAL      SELECT
                                                                           SHARES        SHARES (1)
                                                                        -------------   -------------
Net asset value at beginning of period................................     $   10.00       $   10.04
                                                                        -------------   -------------
Income from Investment Operations:
    Net investment income*............................................          0.02 (a)         0.02 (a)
    Net realized and unrealized gain on investments and foreign
      currency........................................................          0.11            0.07
                                                                        -------------   -------------
    Total from investment operations..................................          0.13            0.09
                                                                        -------------   -------------
Net asset value at end of period......................................     $   10.13       $   10.13
                                                                        -------------   -------------
                                                                        -------------   -------------
Total return**........................................................          1.30 %          0.90 %
Net assets, end of period (000).......................................     $  12,859       $     185
Ratio of net expenses to average daily net assets.....................          1.50 %+         1.50 %+
Ratio of expenses to average daily net assets before
  waiver/reimbursement................................................          7.46 %+         7.46 %+
Ratio of net investment income to average daily net assets............          0.11 %+         0.44 %+
Portfolio turnover rate...............................................          6.71 %          6.71 %
Average commission rate...............................................     $  0.0108       $  0.0108

--------------

(1) Shares of the Class were first offered for sale to investors on October 29, 1996.

 * Net of fees and expenses waived/reimbursed by the Manager and Administrator in the amount of $0.31 and $0.31, respectively.

** Total return would have been lower had certain fees and expenses not been waived/reimbursed by the Manager and Administrator.

(a) Calculated based on the average shares outstanding during the period.

 + Computed on an annualized basis.

              See accompanying notes to the financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Barr Rosenberg Series Trust and the Shareholders of U.S. Small Capitalization
Series, Japan Series and International Small Capitalization Series

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Small Capitalization Series, Japan Series, and International Small Capitalization Series, each a series of Barr Rosenberg Series Trust (the "Trust") at March 31, 1997, the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Boston, Massachusetts
May 23, 1997

BARR ROSENBERG SERIES TRUST

Manager
-------

Rosenberg Institutional Equity Management
Four Orinda Way, Building E
Orinda, CA 94563

Administrator
------------

BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

Transfer and Shareholder Servicing Agent
------------------------------------

BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Distributor
---------

Barr Rosenberg Funds Distributor, Inc.
c/o BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

Custodian
--------

State Street Bank and Trust Company
Mutual Funds Division
Boston, MA 02110

Independent Accountants
----------------------

Price Waterhouse LLP
160 Federal Street
Boston, MA 02110

Counsel
------

Ropes & Gray
One International Place
Boston, MA 02110

This report is for the information of the shareholders of Barr Rosenberg Series Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

                     --------------------------------------

                          BARR ROSENBERG SERIES TRUST

                        --------------------------------

                        U.S. SMALL CAPITALIZATION SERIES
                                  JAPAN SERIES
                   INTERNATIONAL SMALL CAPITALIZATION SERIES

                                 ANNUAL REPORT

                           -------------------------

                                 MARCH 31, 1997

                           -------------------------